UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2538
                                   -------------------------------------------

                           Touchstone Investment Trust
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      221 East Fourth Street, Cincinnati, Ohio 45202
------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

      Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 362-8000
                                                   ---------------------------

Date of fiscal year end:   9/30/05
                           ---------------

Date of reporting period:  3/31/05
                           ---------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Semiannual Report

Fund Touchstone High Yield Fund Touchstone Institutional U.S. Government Securities Fund Touchstone U.S. Government Money Market Fund Touchstone Core Bond Fund Touchstone Money Market Fund Touchstone High Yield Fund Touchstone Fund Touchstone High Yield Fund Touchstone Institutional U.S. Government Securities Fund Touchstone U.S. Government Money Market Fund Touchstone Core Bond Fund Touchstone Money Market Fund Touchstone High Yield Fund Touchstone



                                                      March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE
       INVESTMENTS

--------------------------------------------------------------------------------
                               Semi-Annual Report
--------------------------------------------------------------------------------

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional U.S. Government Money Market Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund







          Research   o     Design   o     Select   o    Monitor

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-6
--------------------------------------------------------------------------------
Statements of Operations                                                     7-8
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         9-11
--------------------------------------------------------------------------------
Financial Highlights                                                       12-20
--------------------------------------------------------------------------------
Notes to Financial Statements                                              21-38
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
        Core Bond Fund                                                     39-41
--------------------------------------------------------------------------------
        High Yield Fund                                                    42-45
--------------------------------------------------------------------------------
        Institutional U.S. Government Money Market Fund                       46
--------------------------------------------------------------------------------
        Money Market Fund                                                  47-50
--------------------------------------------------------------------------------
        U.S. Government Money Market Fund                                  51-52
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            53
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
================================================================================
The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

              AS OF MARCH 31, 2005
----------------------------------------------------
                 CORE BOND FUND
                 --------------
CREDIT ANALYSIS                 (% OF NET ASSETS)
U.S. Treasury                                5.2
U.S. Agency                                 58.9
AAA/Aaa                                      5.6
A/A                                         15.5
BBB/Baa                                     14.7
                                          ------
Total                                      100.0
                                          ------
-------------------------------------------------
            TOUCHSTONE INSTITUTIONAL
                U.S. GOVERNMENT
              MONEY MARKET FUND
              -----------------
CREDIT QUALITY                 (% OF NET ASSETS)
AAA                                       100.0

PORTFOLIO ALLOCATION           (% OF NET ASSETS)
FFCB                                        2.8
FHLB                                       18.0
FHLMC                                       8.6
FNMA                                        9.8
Repurchase Agreements                      28.0
Overseas Private Investment Corp.          32.8
                                         ------
TOTAL                                     100.0
                                         ------
-------------------------------------------------
-------------------------------------------------
               HIGH YIELD FUND
               ---------------
CREDIT ANALYSIS                 (% OF NET ASSETS)
AAA/Aaa                                      0.3
BBB/Baa                                      6.3
BB/Ba                                       41.5
B/B                                         50.8
CCC/Caa                                      1.1
                                          ------
TOTAL                                      100.0
                                          ------
-------------------------------------------------
-------------------------------------------------
             MONEY MARKET FUND
             -----------------
CREDIT QUALITY                  (% OF NET ASSETS)
A-1/P-1F-1                                  98.0
FW1(NR)                                      2.0
                                          ------
TOTAL                                      100.0
                                          ------

PORTFOLIO ALLOCATION            (% OF NET ASSETS)
Variable Rate Demand Notes                  71.4
Corporate Notes/CP                          19.1
Taxable Municipal Bonds                      7.2
Repurchase Agreements                        2.3
                                          ------
TOTAL                                      100.0
                                          ------
-------------------------------------------------
-------------------------------------------------
            TOUCHSTONE U.S. GOVERNMENT
                MONEY MARKET FUND
                -----------------
CREDIT QUALITY                  (% OF NET ASSETS)
AAA                                        100.0

PORTFOLIO ALLOCATION            (% OF NET ASSETS)
FFCB                                         4.0
FHLB                                        30.9
FHLMC                                        3.1
FNMA                                         7.1
Repurchase Agreements                       12.3
Overseas Private Investment Corp.           23.8
Variable Rate Demand Notes                  18.8
                                          ------
TOTAL                                      100.0
                                          ------
-------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)
================================================================================

                                                                      CORE BOND       HIGH YIELD
                                                                         FUND            FUND
-------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost .......................................................   $ 60,074,115    $ 89,244,487
                                                                     ============================
   At market value - including $717,455 and $890,351 of
      securities loaned for the Core Bond Fund and High Yield
      Fund, respectively .........................................   $ 59,664,998    $ 91,709,526
Cash .............................................................            371              --
Dividends and interest receivable ................................        398,143       1,797,850
Securities lending income ........................................             42           1,441
Receivable for capital shares sold ...............................         17,153         181,682
Receivable for securities sold ...................................      1,300,172       2,035,410
Other assets .....................................................         11,926          11,282
                                                                     ----------------------------
TOTAL ASSETS .....................................................     61,392,805      95,737,191
                                                                     ----------------------------

LIABILITIES
Overdraft ........................................................             --       2,034,748
Dividends payable ................................................         13,817         128,603
Payable upon return of securities loaned .........................        759,026       2,361,007
Payable for securities purchased .................................        669,816              --
Payable for capital shares redeemed ..............................        119,094         475,418
Payable to Advisor ...............................................         20,591          47,579
Payable to other affiliates ......................................         13,705          11,894
Payable to Trustees ..............................................          1,893           1,261
Other accrued expenses and liabilities ...........................         37,991          58,239
                                                                     ----------------------------
TOTAL LIABILITIES ................................................      1,635,933       5,118,749
                                                                     ----------------------------
NET ASSETS .......................................................   $ 59,756,872    $ 90,618,442
                                                                     ============================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 61,504,449    $ 88,110,909
Accumulated net investment loss ..................................             --            (522)
Accumulated net realized gains (losses) from security transactions     (1,338,460)         43,016
Net unrealized appreciation (depreciation) on investments ........       (409,117)      2,465,039
                                                                     ----------------------------
NET ASSETS .......................................................   $ 59,756,872    $ 90,618,442
                                                                     ============================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ........................   $ 57,858,511    $ 68,428,115
                                                                     ============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................      5,897,768       7,150,527
                                                                     ============================
Net asset value and redemption price per share ...................   $       9.81    $       9.57
                                                                     ============================
Maximum offering price per share .................................   $      10.30    $      10.05
                                                                     ============================

STATEMENTS OF ASSETS AND LIABILITIES
(CONTINUED)
================================================================================

                                                                   CORE BOND    HIGH YIELD
                                                                     FUND          FUND
-------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares .....................   $        --   $ 9,086,068
                                                                  =========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ........................            --       950,841
                                                                  =========================
Net asset value, offering price and redemption price per share*   $        --   $      9.56
                                                                  =========================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .....................   $ 1,898,361   $13,104,259
                                                                  =========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ........................       203,916     1,370,415
                                                                  =========================
Net asset value, offering price and redemption price per share*   $      9.31   $      9.56
                                                                  =========================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)
================================================================================

                                              INSTITUTIONAL U.S.     MONEY        U.S. GOVERNMENT
                                               GOVERNMENT MONEY      MARKET        MONEY MARKET
                                                  MARKET FUND        FUND              FUND
-------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Investment securities, at amortized cost ..   $   6,362,058    $ 169,109,331    $  20,091,372
   Repurchase agreements .....................       2,477,000        3,914,000        2,821,000
                                                 -----------------------------------------------
Total investment securities ..................   $   8,839,058    $ 173,023,331    $  22,912,372
                                                 -----------------------------------------------
Cash .........................................             856              173              715
Interest receivable ..........................          48,822        1,023,948          163,265
Receivable from Advisor ......................          17,421               --              837
Other assets .................................           4,112           14,785            6,608
                                                 -----------------------------------------------
TOTAL ASSETS .................................       8,910,269      174,062,237       23,083,797
                                                 -----------------------------------------------

LIABILITIES
Dividends payable ............................             271            1,208              812
Payable to Advisor ...........................              --           61,302               --
Payable to other affiliates ..................           9,379           29,147           15,974
Payable to Trustees ..........................           1,165            1,126            1,269
Payable for securities purchased .............              --          408,253               --
Other accrued expenses and liabilities .......          30,102           96,789           39,950
                                                 -----------------------------------------------
TOTAL LIABILITIES ............................          40,917          597,825           58,005
                                                 -----------------------------------------------

NET ASSETS ...................................   $   8,869,352    $ 173,464,412    $  23,025,792
                                                 ===============================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................   $   8,880,193    $ 173,492,860    $  23,031,688
Accumulated net investment loss ..............          (5,085)              --               --
Accumulated net realized losses from
   security transactions .....................          (5,756)         (28,448)          (5,896)
                                                 -----------------------------------------------

NET ASSETS ...................................   $   8,869,352    $ 173,464,412    $  23,025,792
                                                 ===============================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....   $   8,869,352    $  55,525,632    $  23,025,792
                                                 ===============================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) .............................       8,893,807       55,569,296       23,031,690
                                                 ===============================================
Net asset value and redemption price per share   $        1.00    $        1.00    $        1.00
                                                 ===============================================

PRICING OF CLASS S SHARES
Net assets attributable to Class S shares ....   $          --    $ 117,938,780    $          --
                                                 ===============================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) .............................              --      117,955,324               --
                                                 ===============================================
Net asset value and redemption price per share   $          --    $        1.00    $          --
                                                 ===============================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
================================================================================

                                                       CORE BOND     HIGH YIELD
                                                         FUND           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income from securities loaned ....................... $       394   $    12,262
Interest ............................................   1,394,375     3,612,484
                                                      -------------------------
TOTAL INVESTMENT INCOME .............................   1,394,769     3,624,746
                                                      -------------------------

EXPENSES
Investment advisory fees ............................     153,965       277,562
Distribution expenses, Class A ......................     104,120       120,335
Distribution expenses, Class B ......................          --        45,409
Distribution expenses, Class C ......................      10,445        73,377
Sponsor fees ........................................      61,587        92,521
Transfer agent fees, Class A ........................      27,637        18,987
Transfer agent fees, Class B ........................          --         6,133
Transfer agent fees, Class C ........................       6,000         7,160
Administration fees .................................      16,936        25,443
Accounting services fees ............................      18,750        22,500
Postage and supplies ................................      16,137        22,640
Registration fees, Class A ..........................       7,984         7,531
Registration fees, Class B ..........................          --         5,101
Registration fees, Class C ..........................       5,160         5,593
Professional fees ...................................      15,029         7,703
Custodian fees ......................................       9,635         9,242
Reports to shareholders .............................       4,859         5,131
Trustees' fees and expenses .........................       4,599         4,596
Compliance fees and expenses ........................         823         1,145
Other expenses ......................................       7,967         6,458
                                                      -------------------------
TOTAL EXPENSES ......................................     471,633       764,567
Sponsor fees waived .................................     (61,587)      (92,521)
Fees waived by the Advisor ..........................    (124,767)      (96,346)
                                                      -------------------------
NET EXPENSES ........................................     285,279       575,700
                                                      -------------------------

NET INVESTMENT INCOME ...............................   1,109,490     3,049,046
                                                      -------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions .......      19,711       113,594
Net change in unrealized appreciation/depreciation
   on investments ...................................    (974,280)   (1,633,243)
                                                      -------------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...    (954,569)   (1,519,649)
                                                      -------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .......... $   154,921   $ 1,529,397
                                                      =========================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
================================================================================

                                          INSTITUTIONAL U.S.    MONEY     U.S. GOVERNMENT
                                          GOVERNMENT MONEY      MARKET     MONEY MARKET
                                             MARKET FUND        FUND           FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..........................   $   341,730    $ 2,150,694    $   427,975
                                             -----------------------------------------

EXPENSES
Investment advisory fees .................        32,235        396,786         98,288
Distribution expenses, Class A ...........        16,117        118,804         68,814
Distribution expenses, Class S ...........            --        316,823             --
Transfer agent fees, Class A .............        21,295         74,978         35,009
Transfer agent fees, Class S .............            --          6,000             --
Postage and supplies .....................        10,230         50,062         23,975
Custodian fees ...........................        18,708         25,095         19,948
Administration fees ......................         3,240         45,859         10,854
Accounting services fees .................        12,000         21,750         12,500
Professional fees ........................         9,697         13,426         10,223
Registration fees ........................         3,422            192          7,942
Registration fees, Class A ...............            --          9,855             --
Registration fees, Class S ...............            --          6,936             --
Reports to shareholders ..................         4,115          8,581          6,200
Trustees' fees and expenses ..............         4,596          4,607          4,601
Compliance fees and expenses .............           545          2,362            657
Other expenses ...........................           893          1,870            768
                                             -----------------------------------------
TOTAL EXPENSES ...........................       137,093      1,103,986        299,779
Fees waived and/or expenses reimbursed
   by the Advisor ........................       (72,538)      (207,201)      (112,697)
                                             -----------------------------------------
NET EXPENSES .............................        64,555        896,785        187,082
                                             -----------------------------------------

NET INVESTMENT INCOME ....................       277,175      1,253,909        240,893

NET REALIZED GAINS (LOSSES)
   ON INVESTMENTS ........................        (8,419)            21         (3,947)
                                             -----------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS   $   268,756    $ 1,253,930    $   236,946
                                             =========================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                     CORE BOND FUND                  HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                     SIX MONTHS
                                                  ENDED           YEAR            ENDED            YEAR
                                                MARCH 31,        ENDED          MARCH 31,         ENDED
                                                  2005          SEPT. 30,         2005           SEPT. 30,
                                               (UNAUDITED)        2004         (UNAUDITED)         2004
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .....................   $  1,109,490    $  1,690,926    $  3,049,046    $  6,107,357
Net realized gains (losses) from
   security transactions ..................         19,711      (1,066,746)        113,594         809,852
Net change in unrealized appreciation/
   depreciation on investments ............       (974,280)       (179,030)     (1,633,243)        839,150
                                              ------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................        154,921         445,150       1,529,397       7,756,359
                                              ------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .......     (1,170,256)     (1,619,916)     (2,333,361)     (4,600,346)
From net investment income, Class B .......             --         (21,267)       (274,809)       (556,921)
From net investment income, Class C .......        (29,974)        (49,743)       (440,869)       (950,090)
In excess of net investment income, Class A             --        (162,801)             --              --
In excess of net investment income, Class B             --          (2,502)             --              --
In excess of net investment income, Class C             --          (6,084)             --              --
From net realized gains, Class A ..........             --        (725,058)       (515,953)       (477,592)
From net realized gains, Class B ..........             --         (22,128)        (68,142)        (66,230)
From net realized gains, Class C ..........             --         (29,095)       (115,408)       (115,823)
                                              ------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ..........     (1,200,230)     (2,638,594)     (3,748,542)     (6,767,002)
                                              ------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .................      2,065,345       3,045,857       9,491,546      18,198,667
Proceeds from shares issued in connection
   with acquisition (Note 6) ..............             --      22,889,479              --              --
Reinvested distributions ..................      1,084,600       2,458,428       2,451,220       4,209,655
Payments for shares redeemed ..............     (4,830,337)     (7,503,622)     (6,666,669)    (11,194,952)
                                              ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ........     (1,680,392)     20,890,142       5,276,097      11,213,370
                                              ------------------------------------------------------------

CLASS B *
Proceeds from shares sold .................             --         343,092         965,327       3,104,738
Reinvested distributions ..................             --          31,280          92,153         154,035
Payments for shares redeemed ..............             --      (1,575,558)       (487,274)     (2,002,414)
                                              ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS B SHARE TRANSACTIONS ........             --      (1,201,186)        570,206       1,256,359
                                              ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)
================================================================================

                                                     CORE BOND FUND                  HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                     SIX MONTHS
                                                  ENDED           YEAR            ENDED            YEAR
                                                MARCH 31,        ENDED          MARCH 31,         ENDED
                                                  2005          SEPT. 30,         2005           SEPT. 30,
                                               (UNAUDITED)        2004         (UNAUDITED)         2004
----------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold .................   $    188,555    $    463,634    $  3,023,453    $  7,718,404
Proceeds from shares issued in connection
   with acquisition (Note 6) ..............             --       1,165,974              --              --
Reinvested distributions ..................         22,698          68,343         244,397         424,750
Payments for shares redeemed ..............       (514,743)     (1,285,603)     (3,731,316)     (5,428,118)
                                              ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS C TRANSACTIONS ..............       (303,490)        412,348        (463,466)      2,715,036
                                              ------------------------------------------------------------

Total Increase (Decrease) in Net Assets ...     (3,029,191)     17,907,860       3,163,692      16,174,122

NET ASSETS
Beginning of period .......................     62,786,063      44,878,203      87,454,750      71,280,628
                                              ------------------------------------------------------------
End of period .............................   $ 59,756,872    $ 62,786,063    $ 90,618,442    $ 87,454,750
                                              ============================================================

ACCUMULATED NET INVESTMENT
   INCOME (LOSS) ..........................   $         --    $     90,740    $       (522)   $       (529)
                                              ============================================================

* Represents the period from October 1, 2003 through May 21, 2004 for the Core Bond Fund (see Note 6).

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                               INSTITUTIONAL U.S.                   MONEY                    U.S. GOVERNMENT
                                                GOVERNMENT MONEY                    MARKET                     MONEY MARKET
                                                  MARKET FUND                       FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS                     SIX MONTHS                    SIX MONTHS
                                             ENDED            YEAR          ENDED           YEAR          ENDED            YEAR
                                            MARCH 31,        ENDED         MARCH 31,       ENDED         MARCH 31,        ENDED
                                              2005          SEPT. 30,        2005         SEPT. 30,        2005         SEPT. 30,
                                          (UNAUDITED)         2004        (UNAUDITED)       2004        (UNAUDITED)        2004
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .................  $    277,175    $     431,828   $  1,253,909   $     969,467   $    240,893   $    147,499
Net realized gains (losses) from
   security transactions ..............        (8,419)          (2,444)            21         (28,469)        (3,947)        (1,949)
                                         ------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ....................       268,756          429,384      1,253,930         940,998        236,946        145,550
                                         ------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...      (282,260)        (426,721)      (546,126)       (588,586)      (240,893)      (147,499)
From net investment income, Class S ...            --               --       (707,783)       (380,881)            --             --
From net realized gains, Class A ......            --          (23,541)            --         (13,302)            --         (5,949)
From net realized gains, Class S ......            --               --             --         (16,871)            --             --
                                         ------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ......      (282,260)        (450,262)    (1,253,909)       (999,640)      (240,893)      (153,448)
                                         ------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .............    30,976,538      138,978,968     31,042,846     123,042,432     16,354,418     63,033,119
Reinvested distributions ..............       269,516          436,123        541,321         593,339        237,166        151,767
Payments for shares redeemed ..........   (63,932,260)    (149,161,400)   (52,708,682)   (169,132,558)   (43,701,079)   (86,451,539)
                                         ------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ....   (32,686,206)      (9,746,309)   (21,124,515)    (45,496,787)   (27,109,495)   (23,266,653)
                                         ------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold .............            --               --    102,602,748     145,403,036             --             --
Reinvested distributions ..............            --               --        707,783         397,713             --             --
Payments for shares redeemed ..........            --               --    (89,008,193)   (150,507,512)            --             --
                                         ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS S SHARE TRANSACTIONS ....            --               --     14,302,338      (4,706,763)            --             --
                                         ------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS ..........   (32,699,710)      (9,767,187)    (6,822,156)    (50,262,192)   (27,113,442)   (23,274,551)

NET ASSETS
Beginning of period ...................    41,569,062       51,336,249    180,286,568     230,548,760     50,139,234     73,413,785
                                         ------------------------------------------------------------------------------------------
End of period .........................  $  8,869,352    $  41,569,062   $173,464,412   $ 180,286,568   $ 23,025,792   $ 50,139,234
                                         ==========================================================================================

ACCUMULATED NET INVESTMENT LOSS .......  $     (5,085)   $          --   $         --   $          --   $         --   $         --
                                         ==========================================================================================

See accompanying notes to financial statements.

CORE BOND FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                               SIX MONTHS
                                  ENDED          YEAR        YEAR        YEAR        YEAR    NINE MONTHS        YEAR
                                MARCH 31,       ENDED       ENDED       ENDED       ENDED      ENDED           ENDED
                                  2005         SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,  SEPT. 30,       DEC. 31,
                               (UNAUDITED)       2004        2003        2002        2001      2000(A)          1999
----------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period .......   $  9.98        $ 10.28     $ 10.23     $ 10.04     $  9.50     $  9.47        $ 10.39
                                -------------------------------------------------------------------------------------

Income (loss) from
  investment operations:
  Net investment income .....      0.18           0.35        0.34        0.44        0.53        0.48           0.59
  Net realized and
    unrealized gains (losses)
    on investments ..........     (0.15)         (0.10)       0.09        0.21        0.54        0.03          (0.76)
                                -------------------------------------------------------------------------------------
Total from investment
  operations ................      0.03           0.25        0.43        0.65        1.07        0.51          (0.17)
                                -------------------------------------------------------------------------------------

Less distributions:
  Dividends from net
    investment income .......     (0.20)         (0.35)      (0.34)      (0.46)      (0.53)      (0.48)         (0.68)
  Distributions in excess of
    net investment income ...        --          (0.02)         --          --          --          --             --
  Distributions from net
    realized gains ..........        --          (0.18)      (0.04)         --          --          --             --
  Return of capital .........        --             --          --          --          --          --          (0.07)
                                -------------------------------------------------------------------------------------
Total distributions .........     (0.20)         (0.55)      (0.38)      (0.46)      (0.53)      (0.48)         (0.75)
                                -------------------------------------------------------------------------------------

Net asset value at end
  of period .................   $  9.81        $  9.98     $ 10.28     $ 10.23     $ 10.04     $  9.50        $  9.47
                                =====================================================================================

Total return(B) .............      0.25%(C)       2.56%       4.31%       6.66%      11.61%       5.50%(C)      (1.68%)
                                =====================================================================================

Net assets at end of
  period (000's) ............   $57,859        $60,554     $41,787     $42,530     $39,683     $22,086        $ 4,310
                                =====================================================================================

Ratio of net expenses to
  average net assets ........      0.90%(D)       0.90%       0.90%       0.90%       0.90%       0.90%(D)       0.90%

Ratio of net investment
  income to average
  net assets ................      3.62%(D)       3.35%       3.22%       4.37%       5.41%       6.16%(D)       5.92%

Portfolio turnover rate .....       102%(D)        139%        263%        205%         93%        126%(D)         57%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

CORE BOND FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS
                                ENDED              YEAR          YEAR          YEAR          YEAR      NINE MONTHS          YEAR
                               MARCH 31,          ENDED         ENDED         ENDED         ENDED         ENDED            ENDED
                                 2005            SEPT. 30,    SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,         DEC. 31,
                              (UNAUDITED)          2004          2003          2002          2001        2000(A)           1999(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period .................  $    9.46        $    9.76     $    9.74     $    9.59     $    9.07     $    9.15        $   10.08
                               ---------------------------------------------------------------------------------------------------

Income (loss) from
  investment operations:
  Net investment income .....       0.14             0.28          0.24          0.37          0.45          0.37             0.51
  Net realized and
    unrealized gains (losses)
    on investments ..........      (0.15)           (0.10)         0.09          0.17          0.53         (0.03)           (0.75)
                               ---------------------------------------------------------------------------------------------------
Total from investment
  operations ................      (0.01)            0.18          0.33          0.54          0.98          0.34            (0.24)
                               ---------------------------------------------------------------------------------------------------

Less distributions:
  Dividends from net
    investment income .......      (0.14)           (0.28)        (0.27)        (0.39)        (0.46)        (0.42)           (0.62)
  Distributions in excess of
    net investment income ...         --            (0.02)           --            --            --            --               --
  Distributions from net
    realized gains ..........         --            (0.18)        (0.04)           --            --            --               --
  Return of capital .........         --               --            --            --            --            --            (0.07)
                               ---------------------------------------------------------------------------------------------------
Total distributions .........      (0.14)           (0.48)        (0.31)        (0.39)        (0.46)        (0.42)           (0.69)
                               ---------------------------------------------------------------------------------------------------

Net asset value at
  end of period .............  $    9.31        $    9.46     $    9.76     $    9.74     $    9.59     $    9.07        $    9.15
                               ===================================================================================================

Total return(C) .............      (0.15%)(D)        1.93%         3.47%         5.82%        11.10%         3.87%(D)        (2.41%)
                               ===================================================================================================

Net assets at end of
  period (000's) ............  $   1,898        $   2,232     $   1,871     $   2,421     $   1,522     $     992        $     998
                               ===================================================================================================

Ratio of net expenses to
  average net assets ........       1.65%(E)         1.65%         1.65%         1.65%         1.65%         1.65%(E)         1.65%

Ratio of net investment
  income to average
  net assets ................       2.87%(E)         2.62%         2.49%         3.70%         4.73%         5.41%(E)         5.18%

Portfolio turnover rate .....        102%(E)          139%          263%          205%           93%          126%(E)          120%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B) Represents the period from commencement of operations (January 1, 1999) through December 31, 1999.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED             YEAR         YEAR         YEAR         YEAR      PERIOD
                                               MARCH 31,         ENDED        ENDED        ENDED        ENDED       ENDED
                                                 2005          SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,   SEPT. 30,
                                              (UNAUDITED)         2004         2003         2002         2001      2000(A)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....   $   9.79        $   9.64     $   8.59     $   9.07     $  10.09    $  10.00
                                               ---------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income ....................       0.33            0.72         0.75         0.72         0.90        0.33
  Net realized and unrealized gains (losses)
    on investments .........................      (0.15)           0.23         1.04        (0.47)       (1.01)       0.09
                                               ---------------------------------------------------------------------------
Total from investment operations ...........       0.18            0.95         1.79         0.25        (0.11)       0.42
                                               ---------------------------------------------------------------------------

Less distributions:
  Dividends from net investment income .....      (0.33)          (0.72)       (0.74)       (0.72)       (0.90)      (0.33)
  Distributions from net realized gains ....      (0.07)          (0.08)          --        (0.01)       (0.01)         --
                                               ---------------------------------------------------------------------------
Total distributions ........................      (0.40)          (0.80)       (0.74)       (0.73)       (0.91)      (0.33)
                                               ---------------------------------------------------------------------------

Net asset value at end of period ...........   $   9.57        $   9.79     $   9.64     $   8.59     $   9.07    $  10.09
                                               ===========================================================================

Total return(B) ............................       1.87%(C)       10.28%       21.60%        2.50%       (1.34%)      4.20%(C)
                                               ===========================================================================

Net assets at end of period (000's) ........   $ 68,428        $ 64,826     $ 52,822     $ 24,609     $  7,991    $  7,327
                                               ===========================================================================

Ratio of net expenses to average net assets        1.05%(D)        1.05%        1.05%        1.05%        1.05%       1.04%(D)

Ratio of net investment income to
  average net assets .......................       6.77%(D)        7.46%        8.17%        7.79%        9.20%       7.77%(D)

Portfolio turnover rate ....................         40%(D)          44%          64%          53%          67%         13%(D)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                      Six Months
                                         Ended            Year          Year         Year         Period
                                       March 31,         Ended         Ended        Ended          Ended
                                         2005          Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,
                                      (Unaudited)         2004          2003         2002         2001(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period .......................   $    9.78        $    9.63     $    8.59     $    9.08     $    9.85
                                      --------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income ...........        0.30             0.65          0.68          0.66          0.35
  Net realized and unrealized gains
  (losses) on investments .........       (0.15)            0.23          1.04         (0.48)        (0.76)
                                      --------------------------------------------------------------------
Total from investment operations ..        0.15             0.88          1.72          0.18         (0.41)
                                      --------------------------------------------------------------------

Less distributions:
  Dividends from net investment
    income ........................       (0.30)           (0.65)        (0.68)        (0.66)        (0.35)
  Distributions from net
    realized gains ................       (0.07)           (0.08)           --         (0.01)        (0.01)
                                      --------------------------------------------------------------------
Total distributions ...............       (0.37)           (0.73)        (0.68)        (0.67)        (0.36)
                                      --------------------------------------------------------------------

Net asset value at end of period ..   $    9.56        $    9.78     $    9.63     $    8.59     $    9.08
                                      ====================================================================

Total return(B) ...................        1.49%(C)         9.46%        20.67%         1.80%        (4.38%)(C)
                                      ====================================================================

Net assets at end of period (000's)   $   9,086        $   8,735     $   7,384     $   1,854     $      75
                                      ====================================================================

Ratio of net expenses to average
  net assets ......................        1.80%(D)         1.80%         1.80%         1.80%         1.78%(D)

Ratio of net investment income to
  average net assets ..............        6.02%(D)         6.71%         7.31%         6.93%         8.34%(D)

Portfolio turnover rate ...........          40%(D)           44%           64%           53%           67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED            YEAR        YEAR        YEAR        YEAR     PERIOD
                                              MARCH 31,        ENDED       ENDED       ENDED       ENDED      ENDED
                                                2005         SEPT. 30,    SEPT. 30,  SEPT. 30,   SEPT. 30,   SEPT. 30,
                                             (UNAUDITED)        2004        2003        2002        2001      2000(A)
----------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ......................   $  9.79        $  9.64     $  8.60     $  9.09     $ 10.11     $ 10.00
                                               ----------------------------------------------------------------------

Income (loss) from
  investment operations:
  Net investment income ....................      0.30           0.65        0.68        0.66        0.83        0.27
  Net realized and unrealized gains (losses)
    on investments .........................     (0.16)          0.23        1.04       (0.48)      (1.01)       0.15
                                               ----------------------------------------------------------------------
Total from investment operations ...........      0.14           0.88        1.72        0.18       (0.18)       0.42
                                               ----------------------------------------------------------------------

Less distributions:
  Dividends from net investment income .....     (0.30)         (0.65)      (0.68)      (0.66)      (0.83)      (0.27)
  Distributions from net realized gains ....     (0.07)         (0.08)         --       (0.01)      (0.01)      (0.04)
                                               ----------------------------------------------------------------------
Total distributions ........................     (0.37)         (0.73)      (0.68)      (0.67)      (0.84)      (0.31)
                                               ----------------------------------------------------------------------

Net asset value at end of period ...........   $  9.56        $  9.79     $  9.64     $  8.60     $  9.09     $ 10.11
                                               ======================================================================

Total return(B) ............................      1.42%(C)       9.45%      20.70%       1.74%      (2.03%)      4.21%(C)
                                               ======================================================================

Net assets at end of period (000's) ........   $13,104        $13,894     $11,075     $   922     $    72     $    12
                                               ======================================================================

Ratio of net expenses to average net assets       1.80%(D)       1.80%       1.80%       1.80%       1.80%       1.80%(D)

Ratio of net investment
  income to average net assets .............      6.02%(D)       6.70%       7.23%       6.96%       8.37%       7.91%(D)

Portfolio turnover rate ....................        40%(D)         44%         64%         53%         67%         13%(D)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2005          --------------------------------------------------------------
                                            (UNAUDITED)        2004          2003          2002          2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ----------------------------------------------------------------------------

Net investment income .....................     0.009          0.008         0.011         0.018         0.049       0.057
                                              ----------------------------------------------------------------------------

Net realized gains (losses) on investments         --          0.000(A)      0.000(A)     (0.000)(A)        --          --
                                              ----------------------------------------------------------------------------

Dividends from net investment income ......    (0.009)        (0.008)       (0.011)       (0.018)       (0.049)     (0.057)
                                              ----------------------------------------------------------------------------

Net asset value at end of period ..........   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ============================================================================

Total return ..............................      1.83%(B)       0.86%         1.05%         1.81%         5.02%       5.83%
                                              ============================================================================

Net assets at end of period (000's) .......   $ 8,869        $41,569       $51,336       $55,038       $80,081     $58,306
                                              ============================================================================

Ratio of net expenses to average net assets      0.40%(B)       0.40%         0.40%         0.40%         0.40%       0.40%

Ratio of net investment income to
  average net assets ......................      1.72%(B)       0.80%         1.07%         1.83%         4.90%       5.73%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

See accompanying notes to financial statements.

MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                              MARCH 31,                            YEAR ENDED SEPTEMBER 30,
                                                2005         ---------------------------------------------------------------------
                                             (UNAUDITED)        2004           2003           2002           2001         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $  1.000        $  1.000       $  1.000       $  1.000       $  1.000     $  1.000
                                              ----------------------------------------------------------------------------------

Net investment income .....................      0.008           0.007          0.010          0.020          0.048        0.056
                                              ----------------------------------------------------------------------------------

Net realized gains (losses) on investments          --          (0.000)(A)      0.000(A)       0.000(A)          --           --
                                              ----------------------------------------------------------------------------------

Dividends from net investment income ......     (0.008)         (0.007)        (0.010)        (0.020)        (0.048)      (0.056)
                                              ----------------------------------------------------------------------------------

Net asset value at end of period ..........   $  1.000        $  1.000       $  1.000       $  1.000       $  1.000     $  1.000
                                              ==================================================================================

Total return ..............................       1.64%(B)        0.69%          0.98%          2.05%          4.91%        5.79%
                                              ==================================================================================

Net assets at end of period (000's) .......   $ 55,526        $ 76,650       $122,173       $114,132       $ 84,452     $ 42,935
                                              ==================================================================================

Ratio of net expenses to average net assets       0.85%(B)        0.85%          0.76%          0.65%          0.65%        0.65%

Ratio of net investment income to
  average net assets ......................       1.61%(B)        0.66%          0.96%          1.96%          4.60%        5.75%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

See accompanying notes to financial statements.

MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
================================================================================

                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED           YEAR          PERIOD
                                              MARCH 31,        ENDED           ENDED
                                                2005          SEPT. 30,      SEPT. 30,
                                             (UNAUDITED)        2004          2003(A)
---------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $  1.000        $  1.000       $  1.000
                                              ---------------------------------------

Net investment income .....................      0.007           0.004          0.003
                                              ---------------------------------------

Net realized gains (losses) on investments          --          (0.000)(B)      0.000(B)
                                              ---------------------------------------

Dividends from net investment income ......     (0.007)         (0.004)        (0.003)
                                              ---------------------------------------

Net asset value at end of period ..........   $  1.000        $  1.000       $  1.000
                                              =======================================

Total return ..............................       1.34%(C)        0.39%          0.40%(C)
                                              =======================================

Net assets at end of period (000's) .......   $117,939        $103,637       $108,375
                                              =======================================

Ratio of net expenses to average net assets       1.15%(C)        1.15%          1.15%(C)

Ratio of net investment income to
  average net assets ......................       1.34%(C)        0.37%          0.40%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through September 30, 2003.

(B)   Amount rounds to less than $0.0005.

(C)   Annualized.

See accompanying notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                              MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                                2005         --------------------------------------------------------------
                                             (UNAUDITED)       2004          2003          2002          2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ----------------------------------------------------------------------------

Net investment income .....................     0.006          0.003         0.004         0.010         0.041       0.049
                                              ----------------------------------------------------------------------------

Net realized gains (losses) on investments         --         (0.000)(A)     0.000(A)      0.000(A)         --          --
                                              ----------------------------------------------------------------------------

Dividends from net investment income ......    (0.006)        (0.003)       (0.004)       (0.010)       (0.041)     (0.049)
                                              ----------------------------------------------------------------------------

Net asset value at end of period ..........   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ============================================================================

Total return ..............................      1.28%(B)       0.27%         0.44%         1.03%         4.18%       5.02%
                                              ============================================================================

Net assets at end of period (000's) .......   $23,026        $50,139       $73,414       $82,332       $64,951     $79,870
                                              ============================================================================

Ratio of net expenses to average net assets      0.95%(B)       0.95%         0.95%         0.95%         0.95%       0.95%

Ratio of net investment income to
  average net assets ......................      1.22%(B)       0.24%         0.45%         1.02%         4.23%       4.86%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Core Bond Fund, High Yield Fund, Touchstone Institutional U.S. Government Money Market Fund, Money Market Fund, and Touchstone U.S. Government Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily in bonds (at least 80% of assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily, in non-investment grade debt securities (at least 80% of assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary consideration.

The Touchstone Institutional U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests in high-quality money market instruments.

The Touchstone U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government securities.

The Core Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets).

The High Yield Fund offers three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets).

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

Each Class A, Class B, Class C and Class S share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B, Class C and Class S shares bear the expenses of higher distribution fees, which is expected to cause Class B, Class C and Class S shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION - Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Touchstone Institutional U.S. Government Money Market Fund, Money Market Fund and Touchstone U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

PORTFOLIO SECURITIES LOANED - As of March 31, 2005, the Core Bond Fund and High Yield Fund had loaned corporate bonds having a fair value of approximately $717,455 and $890,351 and had received collateral valued at $759,026 and $2,361,007 for the loan, respectively. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The Core Bond Fund and the High Yield Fund receive compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. Each Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS - Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS - The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

SHARE VALUATION - The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Touchstone Institutional U.S. Government Money Market Fund and Touchstone U.S. Government Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Touchstone Institutional U.S. Government Money Market Fund, Money Market Fund and Touchstone U.S. Government Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Core Bond Fund and Class B and Class C shares of the High Yield Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class B shares of the High Yield Fund and Class C shares of the Core Bond Fund and High Yield Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation, as applicable, for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

(but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2004 and 2003 was as follows:

--------------------------------------------------------------------------------
                                    CORE BOND FUND           HIGH YIELD FUND
--------------------------------------------------------------------------------
                                  2004         2003         2004         2003
--------------------------------------------------------------------------------
From ordinary income .......   $2,118,885   $1,502,604   $6,767,002   $4,268,734
From long-term capital gains      519,709      204,299           --           --
                               -------------------------------------------------
                               $2,638,594   $1,706,903   $6,767,002   $4,268,734
                               =================================================
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                          INSTITUTIONAL
                         U.S. GOVERNMENT                                 U.S. GOVERNMENT
                        MONEY MARKET FUND       MONEY MARKET FUND       MONEY MARKET FUND
------------------------------------------------------------------------------------------
                         2004       2003        2004         2003        2004       2003
------------------------------------------------------------------------------------------
From ordinary income   $450,262   $521,075   $  999,640   $1,549,586   $153,448   $371,923
                       -------------------------------------------------------------------
------------------------------------------------------------------------------------------

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities and expiration of capital loss carryforwards. These reclassifications have no impact on the net asset value of the Funds and and are designed to present the Funds' capital accounts on a tax basis.

----------------------------------------------------------------------------------------------
                                                               UNDISTRIBUTED     ACCUMULATED
                                                   PAID-IN     NET INVESTMENT    NET REALIZED
                                                   CAPITAL         INCOME       GAINS (LOSSES)
----------------------------------------------------------------------------------------------
Core Bond Fund ................................   $ 130,542      $  75,012        $(205,554)
High Yield Fund ...............................   $      (1)     $    (529)       $     530
Institutional U.S. Government Money Market Fund   $      --      $  (5,107)       $   5,107
----------------------------------------------------------------------------------------------

The Core Bond Fund reclassification includes $221,155 of capital loss carryforwards that expired at September 30, 2004.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of September 30, 2004:

--------------------------------------------------------------------------------
                                                  CORE BOND         HIGH YIELD
                                                     FUND              FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ............      $ 62,735,521       $ 81,772,748
                                                -------------------------------
Gross unrealized appreciation ............           707,992          5,036,757
Gross unrealized depreciation ............          (147,492)        (1,009,048)
                                                -------------------------------
Net unrealized appreciation ..............           560,500          4,027,709
Capital loss carryforward ................          (173,122)                --
Undistributed ordinary income ............           120,411            133,778
Undistributed long-term gains ............                --            699,498
Post-October losses ......................        (1,195,029)                --
Other temporary differences ..............           (15,028)          (134,307)
                                                ===============================
   Accumulated earnings (deficit) ........      $   (702,268)      $  4,726,678
                                                ===============================
--------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

--------------------------------------------------------------------------------
                                   INSTITUTIONAL
                                   U.S. GOVERNMENT               U.S. GOVERNMENT
                                     MONEY MARKET   MONEY MARKET   MONEY MARKET
                                        FUND           FUND            FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ...   $ 41,501,239   $ 179,675,555   $ 50,231,916
                                    ============================================
Undistributed ordinary income ...          6,772             540            341
Post-October losses .............         (2,444)        (28,469)        (1,949)
Other temporary differences .....         (1,665)           (540)          (341)
                                    ============================================
   Accumulated earnings (deficit)   $      2,663   $     (28,469)  $     (1,949)
                                    ============================================
--------------------------------------------------------------------------------

As of September 30, 2004, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                    AMOUNT      SEPTEMBER 30
--------------------------------------------------------------------------------
Core Bond Fund ...........................             $  8,095         2005
                                                        122,447         2008
                                                         42,580         2012
--------------------------------------------------------------------------------

In addition, the Core Bond Fund, Touchstone Institutional U.S. Government Money Market Fund, Money Market Fund and Touchstone U.S. Government Money Market Fund elected to defer until its subsequent tax year capital losses incurred after October 31, 2003. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended March 31, 2005:

---------------------------------------------------------------------------------------
                                                               CORE BOND    HIGH YIELD
                                                                 FUND          FUND
---------------------------------------------------------------------------------------
Purchases of investment securities ........................   $26,996,300   $23,603,428
                                                              -------------------------
Proceeds from sales and maturities of investment securities   $30,801,961   $17,939,327
                                                              -------------------------
---------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

--------------------------------------------------------------------------------
Core Bond Fund                   0.50% on the first $100 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.35% of such assets in excess of $300 million
--------------------------------------------------------------------------------
High Yield Fund                  0.60% on the first $100 million
                                 0.55% on the next $100 million
                                 0.50% on the next $100 million
                                 0.45% of such assets in excess of $300 million
--------------------------------------------------------------------------------
Institutional U.S. Government
Money Market Fund                0.20%
--------------------------------------------------------------------------------
Money Market Fund and U.S.
Government Money Market Fund     0.50% on the first $50 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.375% of such assets in excess of $250 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

The Advisor has entered into an agreement to contractually limit operating expenses of certain Funds. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Advisor has agreed to waive advisory fees and/or reimburse expenses in order to limit total annual fund operating expenses as follows:

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Touchstone Institutional U.S. Government Money Market Fund - 0.40%; Money Market Fund - 0.85% for Class A shares and 1.15% for Class S shares; Touchstone U.S. Government Money Market Fund - 0.95%. These expense limitations will remain in effect through at least September 30, 2005.

For the six months ended March 31, 2005 the Advisor waived investment advisory fees as follows:

        Core Bond Fund                                          $124,767
        High Yield Fund                                         $ 96,346
        Institutional U.S. Government Money Market Fund         $ 72,538
        Money Market Fund                                       $207,201
        U.S. Government Money Market Fund                       $112,697

SPONSOR AGREEMENT

The Trust, on behalf of the Core Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Core Bond Fund and High Yield Fund, including the administrator and custodian. The Advisor receives a fee from the Core Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Advisor has agreed to waive all fees until September 30, 2005, as needed to maintain each Fund's expenses at a set level.

Pursuant to a Sponsor Agreement, between the Advisor and the Trust, the Advisor has agreed to waive its fees and reimburse expenses in order to limit certain Fund's total annual fund operating expenses as follows: Core Bond Fund - 0.90% for Class A shares and 1.65% for Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect through at least September 30, 2005.

For the six months ended March 31, 2005 the Advisor waived sponsor fees as follows:

        Core Bond Fund                                          $61,587
        High Yield Fund                                         $92,521

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund subject to a minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $4,709 and $13,772 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, for the six months ended March 31, 2005. In addition, the Underwriter collected $89 and $21,016 of contingent deferred sales loads on the redemption of Class C shares of the Core Bond Fund and Class B and Class C shares of the High Yield Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class C shares of the Core Bond Fund, Class B and Class C shares of the High Yield Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class S shares of the Money Market Fund are limited to an annual fee of up to 0.60% of average daily net assets that are attributable to Class S shares. The plan allows the Touchstone Institutional U.S. Government Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets and Touchstone U.S. Government Money Market Fund to pay an annual fee up to 0.35% of its average daily net assets for the sale and distribution of shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5. CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                            CORE BOND FUND
--------------------------------------------------------------------------------
                                                       SIX MONTHS        YEAR
                                                         ENDED          ENDED
                                                        MARCH 31,     SEPT. 30,
                                                          2005           2004
--------------------------------------------------------------------------------
CLASS A
Shares sold ...........................................   207,238       303,422
Shares issued in connection with acquisition (Note 6) .        --     2,201,918
Shares reinvested .....................................   109,258       245,912
Shares redeemed .......................................  (485,860)     (750,564)
                                                       ------------------------
Net increase (decrease) in shares outstanding .........  (169,364)    2,000,688
Shares outstanding, beginning of period ............... 6,067,132     4,066,444
                                                       ------------------------
Shares outstanding, end of period ..................... 5,897,768     6,067,132
                                                       ========================

CLASS B
Shares sold ...........................................        --        35,794
Shares redeemed in connection with acquisition (Note 6)        --      (107,729)
Shares reinvested .....................................        --         3,291
Shares redeemed .......................................        --       (56,462)
                                                       ------------------------
Net decrease in shares outstanding ....................        --      (125,106)
Shares outstanding, beginning of period ...............        --       125,106
                                                       ------------------------
Shares outstanding, end of period .....................        --            --
                                                       ========================

CLASS C
Shares sold ...........................................    19,916        48,984
Shares issued in connection with acquisition (Note 6) .        --       123,371
Shares reinvested .....................................     2,411         7,205
Shares redeemed .......................................   (54,510)     (135,134)
                                                       ------------------------
Net increase (decrease) in shares outstanding .........   (32,183)       44,426
Shares outstanding, beginning of period ...............   236,099       191,673
                                                       ------------------------
Shares outstanding, end of period .....................   203,916       236,099
                                                       ========================
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------
                                                           HIGH YIELD FUND
--------------------------------------------------------------------------------
                                                      SIX MONTHS        YEAR
                                                        ENDED          ENDED
                                                       MARCH 31,      SEPT. 30,
                                                         2005           2004
--------------------------------------------------------------------------------
CLASS A
Shares sold ......................................       958,213      1,865,415
Shares reinvested ................................       248,753        433,353
Shares redeemed ..................................      (675,540)    (1,156,682)
                                                    ---------------------------
Net increase in shares outstanding ...............       531,426      1,142,086
Shares outstanding, beginning of period ..........     6,619,101      5,477,015
                                                    ---------------------------
Shares outstanding, end of period ................     7,150,527      6,619,101
                                                    ===========================

CLASS B
Shares sold ......................................        97,534        317,358
Shares reinvested ................................         9,360         15,877
Shares redeemed ..................................       (49,280)      (206,665)
                                                    ---------------------------
Net increase in shares outstanding ...............        57,614        126,570
Shares outstanding, beginning of period ..........       893,227        766,657
                                                    ---------------------------
Shares outstanding, end of period ................       950,841        893,227
                                                    ===========================

CLASS C
Shares sold ......................................       304,099        791,037
Shares reinvested ................................        24,796         43,706
Shares redeemed ..................................      (377,686)      (564,234)
                                                    ---------------------------
Net increase (decrease) in shares outstanding ....       (48,791)       270,509
Shares outstanding, beginning of period ..........     1,419,206      1,148,697
                                                    ---------------------------
Shares outstanding, end of period ................     1,370,415      1,419,206
                                                    ===========================
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. ACQUISITION

On May 21, 2004, a Special Meeting of Shareholders of the Touchstone Intermediate Term U.S. Government Bond Fund was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Touchstone Intermediate Term U.S. Government Bond Fund Class A, Class B and Class C Shares, a series of the Trust, in exchange for shares of the Touchstone Core Bond Fund Class A, Class A and Class C Shares, respectively. The Agreement and Plan of Reorganization was approved. In conjunction with this acquisition, Class B shares of the Touchstone Core Bond Fund were exchanged for Class A shares of the Touchstone Core Bond Fund.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and accumulated net realized gains (losses) immediately before and after the reorganization:

                                                           BEFORE REORGANIZATION                              AFTER REORGANIZATION
                             ----------------------------------------------------------------------------  -------------------------
                                       INTERMEDIATE TERM
                                        U.S. GOVERNMENT
                                            BOND FUND                            CORE BOND FUND                 CORE BOND FUND
                             --------------------------------------  ------------------------------------  -------------------------
                               CLASS A       CLASS B      CLASS C      CLASS A      CLASS B     CLASS C      CLASS A       CLASS C
Shares outstanding .......     1,740,931      148,000      105,178     4,059,673    107,729      123,231     6,261,590      246,603
Net Assets ...............   $18,897,422   $1,607,827   $1,141,481   $39,617,175   $994,422   $1,139,771   $61,116,846   $2,281,252
Net Asset Value ..........   $     10.85   $    10.86   $    10.85   $      9.76   $   9.23   $     9.25   $      9.76   $     9.25
Unrealized Depreciation ..   $  (109,034)  $  (71,925)  $  (58,547)  $  (686,634)  $(47,680)  $  (55,839)  $  (915,273)  $ (114,386)
Accumulated Net
   Realized Gains (Losses)   $  (431,932)  $   36,849   $   43,386   $   184,137   $ 15,020   $  (12,640)  $  (195,926)  $   30,746
------------------------------------------------------------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2004 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

9. QUARTERLY PORTFOLIO DISCLOSURE

The Trust will file a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the December 2004 quarter. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10. ADVISORY AGREEMENT APPROVAL DISCLOSURE

ADVISORY AGREEMENT

By its terms, the Advisory Agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The Board of Trustees, and by a separate vote, the Independent Trustees, approved the continuance of the Advisory Agreement between the Trust and the Advisor with respect to each Fund and the Sub-Advisory Agreement with respect to each Fund at a meeting held on November 18, 2004.

In determining whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement for the Funds, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Advisory Agreement and of the Sub-Advisory Agreement is in the interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information; (3) the Advisor's revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in a private session with counsel at which no representatives of management were present.

In approving the Funds' Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds including the personnel providing services; (2) the Advisor's compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior

Notes to Financial Statements
(Continued)
================================================================================

personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Advisor's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Advisor's compliance policies and procedures. The Board noted the Advisor's responsiveness to regulatory changes and industry developments that the mutual fund industry has recently experienced. The Board also considered the Advisor's efforts in marketing the Funds. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Trustees also considered the profitability data that they received during the previous year on a Fund-by-Fund basis, noting that the Advisor has waived advisory fees and reimbursed expenses for the Funds and also pays the sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Trustees reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent with respect to providing support and resources as needed. The Trustees also considered that the Funds' distributor, an affiliate of the Advisor, received Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Trustees also noted that the Advisor derives reputational and other benefits from its association with the Funds.

The Trustees recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's level of profitability from its relationship with each Fund was reasonable.

Expenses and Performance. The Board compared the advisory fees and total expense ratios for the Funds with various comparative data, including the industry median and average advisory fees and expense ratios in each Fund's respective peer group, and found the advisory fees paid by the Funds were reasonable and appropriate under the facts and circumstances. The Board considered the Funds' performance results during the six-months, twelve-months and twenty-four months ended September 30, 2004 and noted that the Board reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has waived advisory fees and reimbursed expenses for certain of the Funds as necessary to reduce their operating expenses to targeted levels. The Board noted that the fees under the Sub-Advisory Agreement for each Fund are paid by the Advisor out of the advisory fee it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

Core Bond Fund. The Fund's advisory fee and total expense ratio were above the median and below the median, respectively, of its peer group. The Fund's performance for the six-months and twelve-

Notes to Financial Statements
(Continued)
================================================================================

months ended September 30, 2004 was in the 3rd quartile of the Fund's peer group and in the 4th quartile of the Fund's peer group for the twenty-four months ended September 30, 2004. Based upon their review, the Trustees concluded that the quality of the services provided by the Advisor and the Fund's Sub-Advisor offset the current lower performance ranking and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

High Yield Bond Fund. The Fund's advisory fee and total expense ratio were above the median and below the median, respectively, of its peer group. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2004 was in the 2nd, 3rd and 3rd quartile, respectively, of the Fund's peer group. Based upon their review, the Trustees concluded that the quality of the services provided by the Advisor and the Fund's Sub-Advisor offset the current lower performance ranking and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Institutional U.S. Government Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2004 was in the 2nd quartile of the Fund's peer group. The Trustees noted that the Advisor had waived its entire advisory fee for the Fund. Based upon their review, the Trustees concluded that the Fund's expenses were reasonable and relative performance over time has been satisfactory.

Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median and below the median, respectively, of its peer group. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2004 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's expenses were reasonable and relative performance over time has been satisfactory.

Touchstone U.S. Government Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2004 was in the 3rd quartile of the Fund's peer group. The Trustees noted that the Advisor had explained previously that the Fund's higher expenses were in part attributable to small account size and high transaction volume. Based upon their review, the Trustees concluded that the expense ratio and performance were reasonable in view of the high quality of services received by the Fund and its purpose as a product in the Touchstone fund complex.

Economies of Scale. The Board noted that the advisory fee schedule for each Fund, with the exception of Touchstone Institutional U.S. Government Money Market Fund, contain breakpoints that reduce the fee rate on assets above specified levels. The Board considered the effective fees under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of each Fund grows. The Trustees noted that the current fee level for the Money Market Fund and the Touchstone U.S. Government Money Market Fund reflect such economies of scale. The Trustees also noted that if a Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Advisory Agreement, the fees payable to the Advisor by the Funds are reduced by total fees paid to the Sub-Advisor.

Conclusion. In considering the renewal of the Funds' Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Advisory Agreement with the Advisor,

Notes to Financial Statements
(Continued)
================================================================================

among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement;
(b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Board determined that continuation of the Advisory Agreement for the Core Bond Fund, High Yield Fund, Touchstone Institutional U.S. Government Money Market Fund, Money Market Fund, and Touchstone U.S. Government Money Market Fund would be in the interests of the respective Fund and its shareholders.

SUB-ADVISORY AGREEMENT

The employment of each Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of a Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

In approving the Funds' Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of sub-advisory fees and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Advisor to discuss their respective performance and investment process and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Trustees also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes include quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the cost of services to be provided by the Sub-Advisor and the profitability to that Sub-Advisor of its relationship with the Funds, the Trustees noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the fees under the Sub-Advisory Agreement were paid by the Advisor out of the advisory fees that it receives under the Advisory Agreement. As a consequence, the cost of services to be provided by the Sub-Advisor and the profitability to the Sub-Advisor of its relationship with each Fund were not material factors in the Trustees' deliberations. For similar reasons, the Trustees did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be material factors in

Notes to Financial Statements
(Continued)
================================================================================

their consideration at this time although it was noted that the sub-advisory fee schedule for each of the Funds, with the exception of Touchstone Institutional U.S. Government Money Market Fund, contain breakpoints that reduce the fee rate on assets above specified levels.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a sub-advisory fee to the Sub-Advisor. Accordingly, the Board considered the amount retained by the Advisor and the fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fees for each Fund with various comparative data, including the industry median and average sub-advisory fees in each Fund's respective investment category, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

Core Bond Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

High Yield Bond Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Institutional U.S. Government Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. The Trustees noted that the Sub-Advisor had waived its entire advisory fee for the Fund. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee is reasonable.

Money Market Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered including the Fund's performance.

Touchstone U.S. Government Money Market Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-months, twelve-months and twenty-four months ended September 30, 2004 as compared to each Fund's respective peer group and noted that the Board reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies. It noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the Sub-Advisor's performance and its ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the applicable Fund's assets in accordance with its investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the respective investment objectives of each Fund. Based on their conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund would be in the interests of the respective Fund and its shareholders.

Notes to Financial Statements
(Continued)
================================================================================

11. SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

---------------------------------------------------------------------------------------------------
                                             TOTAL                                    EXPENSES PAID
                           NET EXPENSE       RETURN                       ENDING       DURING THE
                             RATIO         SIX MONTHS     BEGINNING      ACCOUNT       SIX MONTHS
                           ANNUALIZED        ENDED      ACCOUNT VALUE     VALUE           ENDED
                            MARCH 31,       MARCH 31,      OCT. 1,       MARCH 31,      MARCH 31,
                              2005            2005          2004*          2005           2005**
---------------------------------------------------------------------------------------------------
CORE BOND FUND
   Class A Actual .....       0.90%           0.25%       $1,000.00      $1,002.50      $    4.49
   Class A Hypothetical       0.90%           2.50%       $1,000.00      $1,020.44      $    4.53

   Class C Actual .....       1.65%          (0.15%)      $1,000.00      $  998.50      $    8.22
   Class C Hypothetical       1.65%           2.50%       $1,000.00      $1,016.70      $    8.30

HIGH YIELD FUND
   Class A Actual .....       1.05%           1.87%       $1,000.00      $1,018.70      $    5.28
   Class A Hypothetical       1.05%           2.50%       $1,000.00      $1,019.70      $    5.29

   Class B Actual .....       1.80%           1.49%       $1,000.00      $1,014.90      $    9.04
   Class B Hypothetical       1.80%           2.50%       $1,000.00      $1,015.96      $    9.05

   Class C Actual .....       1.80%           1.42%       $1,000.00      $1,014.20      $    9.04
   Class C Hypothetical       1.80%           2.50%       $1,000.00      $1,015.96      $    9.05

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL                                   EXPENSES PAID
                                                      NET EXPENSE        RETURN                     ENDING        DURING THE
                                                         RATIO         SIX MONTHS   BEGINNING       ACCOUNT       SIX MONTHS
                                                       ANNUALIZED        ENDED     ACCOUNT VALUE     VALUE           ENDED
                                                        MARCH 31,       MARCH 31,     OCT. 1,       MARCH 31,      MARCH 31,
                                                          2005            2005         2004*          2005           2005**
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
   Actual .....................................           0.40%           0.91%      $1,000.00      $1,009.10      $    2.00
   Hypothetical ...............................           0.40%           2.50%      $1,000.00      $1,022.94      $    2.02

MONEY MARKET FUND
   Class A Actual .............................           0.85%           0.82%      $1,000.00      $1,008.20      $    4.26
   Class A Hypothetical .......................           0.85%           2.50%      $1,000.00      $1,020.69      $    4.28

   Class S Actual .............................           1.15%           0.67%      $1,000.00      $1,006.70      $    5.75
   Class S Hypothetical .......................           1.15%           2.50%      $1,000.00      $1,019.20      $    5.79

U.S. GOVERNMENT MONEY MARKET FUND
   Actual .....................................           0.95%           0.64%      $1,000.00      $1,006.40      $    4.75
   Hypothetical ...............................           0.95%           2.50%      $1,000.00      $1,020.19      $    4.78

* The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

CORE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================

  PRINCIPAL                                                             MARKET
   AMOUNT     INVESTMENT SECURITIES - 99.9%                              VALUE
--------------------------------------------------------------------------------
              CORPORATE BONDS - 30.5%
$    66,000   Kaiser Found Hospital, 9.550%, 7/15/05 .............   $    67,111
    550,000   Washington Mutual Inc, 2.400%, 11/3/05 .............       545,790
    575,000   British Telecom PLC, 7.875%, 12/15/05 ..............       591,313
    221,000   PG&E Corp, 3.260%, 4/3/06 ..........................       221,579
    475,000   Nisource Finance Corp, 3.200%, 11/1/06 .............       465,542
    670,000   Household Finance Corp, 5.750%, 1/30/07 ............       687,682
    950,000   Wachovia Bank, 4.850%, 7/30/07 .....................       966,275
    450,000   Duke Realty Corp, 7.375%, 8/1/07 ...................       478,692
    795,000   General Motors Acceptance Corp, 6.125%, 8/28/07* ...       775,216
    830,000   American Honda Finance, 3.190%, 9/27/07 ............       830,189
    450,000   National Rural Utilities, 3.250%, 10/1/07 ..........       437,171
  1,160,000   American Express Bank FSB, 2.930%, 11/21/07 ........     1,160,707
    700,000   Daimlerchrysler, 7.200%, 9/1/09 ....................       753,591
    485,000   Ford Motor Credit Company, 7.375%, 10/28/09 ........       487,119
    450,000   Bank of New York Company Inc, 7.300%, 12/1/09 ......       496,720
    400,000   Credit Suisse FB USA Inc, 4.125%, 1/15/10 ..........       387,820
    425,000   CIT Group Inc, 4.250%, 2/1/10 ......................       412,392
    450,000   Avalonbay Communities, 7.500%, 12/15/10 ............       505,155
    400,000   Sprint Capital Corp, 7.625%, 1/30/11 ...............       445,244
    355,000   France Telecom, 8.500%, 3/1/11 .....................       406,204
    335,000   Alcoa Inc, 6.000%, 1/15/12 .........................       357,130
    275,000   General Mills Inc, 6.000%, 2/15/12 .................       292,424
    275,000   Verizon Global Funding Corp, 6.875%, 6/15/12 .......       302,914
    490,000   Conocophillips, 4.750%, 10/15/12 ...................       486,864
    310,000   United Mexican States, 6.375%, 1/16/13 .............       321,625
    340,000   TXU Energy Company, 7.000%, 3/15/13 ................       372,088
    445,000   Comcast Corp, 5.300%, 1/15/14 ......................       440,170
    625,000   Morgan Stanley, 4.750%, 4/1/14 .....................       595,074
    755,000   Key Bank NA, 5.800%, 7/1/14 ........................       789,513
    300,000   Canadian Natural Resources, 4.900%, 12/1/14 ........       291,089
    440,000   AGL Capital Corp, 4.950%, 1/15/15 ..................       425,914
    230,000   Caterpillar Financial Services Corp, 4.750%, 1/17/15       223,286
    295,000   Rebublic of Hungary, 4.750%, 2/3/15 ................       286,721
    300,000   Southern Power Company, 4.875%, 7/15/15 ............       287,312
    150,000   Deere & Company, 8.950%, 6/15/19 ...................       172,846
    240,000   Cingular Wireless LLC, 7.125%, 12/15/31 ............       269,099
    245,000   General Electric Capital Corp, 6.750%, 3/15/32 .....       282,809
    200,000   AOL Time Warner Inc, 7.700%, 5/1/32 ................       237,439
    400,000   Canadian Nat'l Railways, 6.250%, 8/1/34 ............       436,828
    250,000   Nexen Inc, 5.875%, 3/10/35 .........................       239,120
                                                                     -----------
              TOTAL CORPORATE BONDS ..............................   $18,231,777
                                                                     -----------

CORE BOND FUND
(CONTINUED)
================================================================================

  PRINCIPAL                                                             MARKET
   AMOUNT     INVESTMENT SECURITIES - 99.9% (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
$   500,000   FNMA, 7.125%, 3/15/07 ..............................   $   528,922
    650,000   FNMA, 5.250%, 1/15/09 ..............................       669,931
  1,025,000   FHLMC, 3.755%, 3/18/09 .............................     1,001,045
    575,000   FNMA, 5.000%, 4/15/15 ..............................       579,457
                                                                     -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...........   $ 2,779,355
                                                                     -----------

              MORTGAGE-BACKED SECURITIES - 49.4%
$   469,809   FNMA, 6.500%, 6/1/16 ...............................   $   490,719
  2,109,455   FNMA, 5.000%, 11/1/17 ..............................     2,111,350
    385,600   FNMA, 6.000%, 11/1/17 ..............................       398,447
    415,479   FNMA, 5.000%, 12/1/17 ..............................       415,852
    178,889   FNMA, 4.500%, 1/1/18 ...............................       175,230
    425,933   FNMA, 5.500%, 1/1/18 ...............................       434,487
    436,287   FNMA, 5.500%, 1/1/18 ...............................       445,048
    618,704   FNMA, 5.000%, 3/1/18 ...............................       619,041
    520,629   FNMA, 4.500%, 6/1/18 ...............................       509,979
  1,027,633   FNMA, 6.000%, 7/1/19 ...............................     1,062,192
  1,099,540   FNMA, 4.500%, 2/1/20 ...............................     1,075,996
    168,299   GNMA, 3.750%, 9/20/24 ..............................       170,556
    215,159   FNMA, 7.000%, 9/1/27 ...............................       229,297
    141,155   GNMA, 4.000%, 10/17/29 .............................       137,785
     57,499   FHLMC, 7.000%, 5/1/30 ..............................        61,181
     69,441   FNMA, 8.000%, 5/1/30 ...............................        74,761
     26,150   GNMA, 8.000%, 7/15/30 ..............................        28,174
    290,040   FNMA, 7.500%, 1/1/31 ...............................       310,374
     93,456   FNMA, 6.500%, 6/1/31 ...............................        97,090
    659,465   FNMA, 6.500%, 7/1/31 ...............................       685,105
    102,280   FNMA, 8.000%, 7/16/31 ..............................       110,114
    527,909   FNMA, 6.500%, 6/1/32 ...............................       551,175
    395,697   FHLMC, 6.500%, 8/1/32 ..............................       411,247
    206,378   FNMA, 6.500%, 8/1/32 ...............................       214,570
    829,174   FHLMC, 6.500%, 9/1/32 ..............................       861,760
     91,453   FNMA, 6.500%, 9/1/32 ...............................        95,083
    418,616   FNMA, 6.500%, 9/1/32 ...............................       435,233
    375,247   FNMA, 7.000%, 4/1/33 ...............................       395,451
    201,899   FHLMC, 5.500%, 5/1/33 ..............................       202,794
    642,595   FNMA, 5.000%, 6/1/33 ...............................       630,523
    102,877   FNMA, 6.000%, 6/1/33 ...............................       105,183
     28,226   FNMA, 6.000%, 6/1/33 ...............................        29,071
  2,158,906   FNMA, 5.500%, 7/1/33 ...............................     2,166,054
    935,954   FNMA, 5.500%, 7/1/33 ...............................       939,053
    197,660   FNMA, 6.000%, 7/1/33 ...............................       202,090
    175,023   FHLMC, 5.000%, 8/1/33 ..............................       171,735
    701,378   FNMA, 4.500%, 8/1/33 ...............................       666,537
    775,161   FNMA, 5.500%, 8/1/33 ...............................       777,728
    360,607   FNMA, 5.000%, 10/1/33 ..............................       353,575
    283,446   FNMA, 5.000%, 10/1/33 ..............................       277,919

CORE BOND FUND
(CONTINUED)
================================================================================

  PRINCIPAL                                                             MARKET
   AMOUNT     INVESTMENT SECURITIES - 99.9% (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES - 49.4% (CONTINUED)
$   676,374   FNMA, 5.500%, 10/1/33 ..............................   $   678,614
    671,977   FMNA, 6.000%, 11/1/33 ..............................       687,041
    283,757   FNMA, 5.000%, 11/1/33 ..............................       278,224
    852,962   FNMA, 5.500%, 11/1/33 ..............................       855,786
    310,239   FNMA, 6.000%, 12/1/33 ..............................       317,194
  1,699,984   Wells Fargo Mortgage Backed
                Securities Trust, 4.993%, 2/25/34 ................     1,691,803
    447,119   FNMA, 5.000%, 4/1/34 ...............................       437,428
    905,696   FNMA, 5.000%, 4/1/34 ...............................       886,067
    182,833   FNMA, 5.000%, 5/1/34 ...............................       178,871
  1,096,469   GNMA, 6.000%, 7/15/34 ..............................     1,127,119
  1,409,140   FNMA, 5.500%, 12/1/34 ..............................     1,412,149
  1,238,491   FNMA, 5.000%, 2/1/35 ...............................     1,211,632
    660,000   Banc of America Commercial
                Mortgage Inc, 4.648%, 9/11/36 ....................       648,246
                                                                     -----------
              TOTAL MORTGAGE-BACKED SECURITIES ...................   $29,539,733
                                                                     -----------

              U.S. Treasury Obligations - 5.2%
$   680,000   U.S. Treasury Notes, 2.000%, 8/31/05 ...............   $   677,131
    175,000   U.S. Treasury Notes, 4.375%, 5/15/07 ...............       176,955
    380,000   U.S. Treasury Bond, 8.750%, 5/15/20 ................       540,357
  1,460,000   U.S. Treasury Bond, 6.125%, 8/15/29 ................     1,719,664
                                                                     -----------
              TOTAL U.S. TREASURY OBLIGATIONS ....................   $ 3,114,107
                                                                     -----------

--------------------------------------------------------------------------------
                                                                        MARKET
   SHARES                                                                VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUNDS - 1.3%
    759,026   BBH Securities Lending Fund** ......................   $   759,026
                                                                     -----------

              CASH EQUIVALENTS - 8.8%
  5,241,000   FHLB Discount Note, 4/1/05 .........................   $ 5,241,000
                                                                     -----------

              TOTAL INVESTMENT SECURITIES - 99.9%
                (COST $60,074,115) ...............................   $59,664,998

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% .......        91,874
                                                                     -----------

              NET ASSETS - 100.0% ................................   $59,756,872
                                                                     ===========


*     All or a portion of the security is on loan.

**    Represents collateral for securities loaned.

See accompanying notes to portfolios of investments and notes to financial statements.

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================

  PRINCIPAL                                                            MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.2%                           VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 98.3%
$    855,105   American Airline, 9.710%, 1/2/07 .................. $    795,522
     100,000   Lyondell Chemical Co, 9.875%, 5/1/07 ..............      102,500
     150,000   Grant Prideco Inc 144a, 9.625%, 12/1/07 ...........      163,500
     200,000   CSC Holdings Inc, 7.875%, 12/15/07 ................      208,000
      67,000   Manor Care Inc, 8.000%, 3/1/08 ....................       72,862
   1,000,000   Interface Inc, 7.300%, 4/1/08 .....................      975,000
     200,000   Sequa Corp, 8.875%, 4/1/08 ........................      210,000
     100,000   Semco Energy Inc, 7.125%, 5/15/08 .................      101,787
     200,000   Avista Corp, 9.750%, 6/1/08 .......................      227,842
     400,000   Marsulex Inc, 9.625%, 7/1/08 ......................      407,000
     250,000   Equistar Chemical Funding 144a, 10.125%, 9/1/08 ...      276,250
     500,000   Res-Car Inc, 10.625%, 11/15/08 ....................      540,000
     760,000   Longview Fibre Co, 10.000%, 1/15/09 ...............      817,000
   1,900,000   Block Comm Inc, 9.250%, 4/15/09 ...................    2,023,499
      19,000   AES Corp, 9.500%, 6/1/09 ..........................       20,781
     384,000   CSC Holdings Inc, 8.125%, 7/15/09 .................      405,120
     125,000   Schuler Homes, 9.375%, 7/15/09 ....................      131,036
     200,000   Williams Comm Group Inc, 10/1/09*(a) ..............            0
     500,000   Northwest Pipeline Corp, 8.125%, 3/1/10 ...........      535,000
     400,000   Polyone Corp, 10.625%, 5/15/10 ....................      444,000
     500,000   Transmontaigne Inc, 9.125%, 6/1/10 ................      530,000
     500,000   BE Aerospace, 8.500%, 10/1/10 .....................      545,000
     180,000   Pemex Project FDG Master Trust, 9.125%, 10/13/10 ..      207,900
   1,000,000   Broder Brothers Co, 11.250%, 10/15/10 .............    1,095,000
     922,000   Massey Energy Co, 6.625%, 11/15/10 ................      926,610
   1,000,000   Cummins Inc, 9.500%, 12/1/10 ......................    1,102,500
     500,000   RH Donnelley Financial Corp 144a, 8.875%, 12/15/10       545,000
   1,000,000   Houghton Mifflin Co, 8.250%, 2/1/11 ...............    1,020,000
     100,000   Stone Container Corp, 9.750%, 2/1/11 ..............      107,000
   1,000,000   Tembec Industries Inc, 8.500%, 2/1/11 .............      947,500
     500,000   WCI Communities Inc, 10.625%, 2/15/11 .............      541,875
     750,000   Chemed Corp, 8.750%, 2/24/11 ......................      815,625
     200,000   Briggs & Stratton Corp, 8.875%, 3/15/11 ...........      228,000
     968,000   Alpharma Inc, 8.625%, 5/1/11 ......................      919,600
     304,000   Canwest Media Inc, 10.625%, 5/15/11 ...............      331,360
     100,000   Lone Star Technologies, 9.000%, 6/1/11 ............      106,000
   1,000,000   Fresenius Medical Capital Trust IV, 7.875%, 6/15/11    1,082,500
     900,000   Laidlaw International Inc, 10.750%, 6/15/11 .......    1,019,250
     800,000   Texas Industries Inc, 10.250%, 6/15/11 ............      906,000
     100,000   MacDermid Inc, 9.125%, 7/15/11 ....................      107,250
     100,000   Quebecor Media Inc, 11.125%, 7/15/11 ..............      110,500
     100,000   Teekay Shipping Corp 144a, 8.875%, 7/15/11 ........      111,500
   1,000,000   Case New Holland Inc, 9.250%, 8/1/11 ..............    1,065,000
   1,250,000   Nalco Co, 7.750%, 11/15/11 ........................    1,300,000
     350,000   Ingles Market Inc, 8.875%, 12/1/11 ................      358,750
     750,000   Tenet Healthcare Corp, 6.375%, 12/1/11 ............      691,875
   1,100,000   Forest Oil Corp, 8.000%, 12/15/11 .................    1,210,000
     575,000   CMS Energy, 6.300%, 2/1/12 ........................      556,527

HIGH YIELD FUND
(CONTINUED)
================================================================================

  PRINCIPAL                                                            MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 98.3% (CONTINUED)
$  1,500,000   Communication & Power Inc, 8.000%, 2/1/12 ......... $  1,522,500
   1,000,000   Bluewater Finance Ltd, 10.250%, 2/15/12 ...........    1,085,000
     125,000   Constar International 144a, 6.149%, 2/15/12 .......      125,000
   1,000,000   United Rentals NA Inc, 6.500%, 2/15/12 ............      972,500
   1,200,000   Consol Energy Inc, 7.875%, 3/1/12 .................    1,314,000
   1,200,000   Corus Entertainment Inc, 8.750%, 3/1/12 ...........    1,287,000
     700,000   Navistar International 144a, 6.250%, 3/1/12 .......      665,000
     500,000   Mail-Well I Corp, 9.625%, 3/15/12 .................      532,500
   1,000,000   M/I Homes Inc 144a, 6.875%, 4/1/12 ................      990,000
   1,095,000   Rotech Healthcare Inc, 9.500%, 4/1/12 .............    1,177,125
     100,000   Alltrista Corp, 9.750%, 5/1/12 ....................      106,500
   1,000,000   El Paso Corp, 7.875%, 6/15/12*** ..................      995,000
   1,000,000   Ferrell Gas Partners LP, 8.750%, 6/15/12 ..........    1,040,000
     200,000   Transcontenental Gas Pipe Corp, 8.875%, 7/15/12 ...      234,500
   1,500,000   United Refining Company, 10.500%, 8/15/12 .........    1,507,500
   1,010,000   US Oncology Inc, 9.000%, 8/15/12 ..................    1,065,550
   1,000,000   Jefferson Smurfit Corp, 8.250%, 10/1/12 ...........    1,027,500
   1,000,000   Owens-Brockway, 8.750%, 11/15/12 ..................    1,092,500
     221,000   NDC Health Corp, 10.500%, 12/1/12 .................      227,078
     250,000   Stena AB, 9.625%, 12/1/12 .........................      276,875
     247,000   Church & Dwight Co Inc, 6.000%, 12/15/12 ..........      240,825
     800,000   Rogers Wireless Inc, 7.250%, 12/15/12 .............      816,000
   1,000,000   Alliant Energy Resources, 9.750%, 1/15/13 .........    1,279,383
     761,000   Paramount Resources LTD, 8.500%, 1/31/13 ..........      762,903
   1,000,000   Premcor Refining Group, 9.500%, 2/1/13 ............    1,117,500
     800,000   Stewart Enterprises 144a, 6.250%, 2/15/13 .........      776,000
     584,000   TRW Automotive Inc, 11.000%, 2/15/13 ..............      654,080
      94,000   Davita Inc 144a, 6.625%, 3/15/13 ..................       93,060
     250,000   Susquehanna Media Co, 7.375%, 4/15/13 .............      257,500
     400,000   AES Corp, 8.750%, 5/15/13 .........................      436,000
     500,000   Semco Energy Inc, 7.750%, 5/15/13 .................      516,585
     700,000   IPSCO Inc, 8.750%, 6/1/13 .........................      778,750
     500,000   Omnicare Inc, 6.125%, 6/1/13 ......................      486,250
   1,000,000   Offshore Logistic, 6.125%, 6/15/13 ................      950,000
     734,000   Psychiatric Solutions, 10.625%, 6/15/13 ...........      814,740
   1,000,000   Petrobras International Finance, 9.125%, 7/2/13 ...    1,075,000
     175,000   General Motors, 7.125%, 7/15/13*** ................      150,787
   1,000,000   Geo Group Inc, 8.250%, 7/15/13 ....................    1,020,000
   1,000,000   Range Resources Corp, 7.375%, 7/15/13 .............    1,020,000
     250,000   Reliant Resources Inc, 9.500%, 7/15/13 ............      271,875
     725,000   Electronic Data Systems, 6.500%, 8/1/13 ...........      741,445
   1,000,000   CIA Brasileira De Bebida, 8.750%, 9/15/13 .........    1,145,000
     175,000   Ford Motor Credit Co, 7.000%, 10/1/13*** ..........      169,525
     360,000   Rayovac Corp, 8.500%, 10/1/13 .....................      370,800
   1,500,000   Nextel Communications, 6.875%, 10/31/13 ...........    1,563,749
     500,000   Stena AB, 7.500%, 11/1/13 .........................      495,000
     500,000   Neighborcare Inc, 6.875%, 11/15/13 ................      525,000
   1,000,000   Pilgrims Pride Corp, 9.250%, 11/15/13 .............    1,100,000
     500,000   Tyco International Group, 6.000%, 11/15/13 ........      524,973
   1,000,000   Overseas Shipholding Group, 8.750%, 12/1/13 .......    1,120,000
   1,000,000   Bombardier Recreational, 8.375%, 12/15/13 .........    1,060,000
     392,000   NRG Energy Inc, 8.000%, 12/15/13 ..................      414,540

HIGH YIELD FUND
(CONTINUED)
================================================================================

  PRINCIPAL                                                            MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 98.3% (CONTINUED)
$    750,000   CSK Auto Inc, 7.000%, 1/15/14 ..................... $    707,813
   1,000,000   K. Hovnanian Enterprises, 6.500%, 1/15/14 .........      977,500
   1,000,000   Videotron Ltee, 6.875%, 1/15/14 ...................    1,005,000
     500,000   Station Casinos, 6.500%, 2/1/14 ...................      496,250
     686,000   Rogers Wireless Inc, 6.375%, 3/1/14 ...............      665,420
   1,006,000   Asbury Automotive Group, 8.000%, 3/15/14 ..........      975,820
     560,000   HCA Inc, 5.750%, 3/15/14 ..........................      534,522
     400,000   Trinity Industries Inc, 6.500%, 3/15/14 ...........      386,000
     250,000   US Concrete Inc, 8.375%, 4/1/14 ...................      248,750
     322,000   Glencore Funding LLC 144a, 6.000%, 4/15/14 ........      306,220
   1,500,000   International Steel Group, 6.500%, 4/15/14 ........    1,529,999
     439,000   CHC Helicopter Corp 144a, 7.375%, 5/1/14 ..........      427,476
     500,000   Iasis Healthcare, 8.750%, 6/15/14 .................      521,250
     170,000   Airgas Inc, 6.250%, 7/15/14 .......................      169,575
   1,250,000   Foundation PA Coal Company, 7.250%, 8/1/14 ........    1,268,750
   1,000,000   Fisher Scientific International, 6.750%, 8/15/14 ..    1,015,000
     500,000   Petrobras International Finance, 7.750%, 9/15/14 ..      490,000
     952,000   Dresser-Rand Group Inc, 7.375%, 11/1/14 ...........      952,000
     461,000   Texas Genco LLC, 6.875%, 12/15/14 .................      462,153
     920,000   K Hovnanian Enterprises, 6.250%, 1/15/15 ..........      880,502
     280,000   Nevada Power Co, 5.875%, 1/15/15 ..................      273,000
     500,000   Rayovac Corp 144a, 7.375%, 2/1/15 .................      478,750
     500,000   Novelis Inc 144a, 7.250%, 2/15/15 .................      490,000
     245,000   Holly Energy Partners LP 144a, 6.250%, 3/1/15 .....      235,200
     500,000   Allied Waste North America 144a, 7.250%, 3/15/15 ..      475,000
     125,000   Davita Inc 144a, 7.250%, 3/15/15 ..................      122,500
     500,000   Meritage Homes Corp 144a, 6.250%, 3/15/15 .........      470,000
     400,000   AES Corp, 9.000%, 5/15/15 .........................      440,000
     250,000   Georgia-Pacific Corp, 7.700%, 6/15/15 .............      274,063
   1,000,000   Chesapeake Energy Corp, 6.875%, 1/15/16 ...........    1,010,000
     500,000   Service Corp International, 6.750%, 4/1/16 ........      480,000
     395,000   Stena AB, 7.000%, 12/1/16 .........................      365,375
   1,000,000   Gazprom International, 7.201%, 2/1/20 .............    1,020,000
   1,000,000   Broadwing Inc, 7.250%, 6/15/23 ....................      960,000
     180,000   Husky Oil Ltd, 8.900%, 8/15/28 ....................      199,879
     800,000   Ava Capital Trust III, 6.500%, 4/1/34 .............      809,033
                                                                   ------------
               TOTAL CORPORATE BONDS ............................. $ 89,058,519
                                                                   ------------

HIGH YIELD FUND
(CONTINUED)
================================================================================

                                                                       MARKET
    SHARES     INVESTMENT SECURITIES - 101.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUNDS - 2.6%
   2,361,007   BBH Securities Lending Fund** ..................... $  2,361,007
                                                                   ------------

               CASH EQUIVALENTS - 0.3%
     290,000   FHLB Discount Note, 4/1/05 ........................ $    290,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 101.2%
                 (COST $89,244,487) .............................. $ 91,709,526

               LIABILITIES IN EXCESS OF OTHER ASSETS  - (1.2%) ...   (1,091,084)
                                                                   ------------

               NET ASSETS - 100.0% ............................... $ 90,618,442
                                                                   ============

*     Non-income producing security.

**    Represents collateral for securities loaned.

***   All or a portion of the security is on loan.

(a)   Security valued at fair vlaue (See Note 2).

See accompanying notes to portfolios of investments and notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================

 PRINCIPAL
  AMOUNT     INVESTMENT SECURITIES - 71.8%                                                    VALUE
-----------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.8%
$  280,000   FHLB, 1.400%, 4/1/05 ......................................................   $  280,000
   750,000   Overseas Private Investment Corp, 2.800%, 4/6/05 ..........................      750,000
 1,220,930   Overseas Private Investment Corp, 2.850%, 4/6/05 ..........................    1,220,931
   200,000   FHLB, 5.935%, 4/22/05 .....................................................      200,447
   300,000   FNMA, 1.270%, 4/25/05 .....................................................      299,723
   180,000   FHLB, 4.030%, 4/29/05 .....................................................      180,252
   150,000   FFCB, 1.700%, 5/5/05 ......................................................      149,955
   250,000   FHLB, 4.140%, 5/6/05 ......................................................      250,500
   750,000   FHLMC, 1.750%, 5/15/05 ....................................................      750,258
   150,000   FHLB, 1.770%, 5/27/05 .....................................................      149,801
   150,000   FHLB, 3.710%, 6/3/05 ......................................................      150,421
   100,000   FHLB, 3.860%, 6/7/05 ......................................................      100,297
   100,000   FFCB, 1.850%, 6/9/05 ......................................................       99,958
   180,000   FHLB, 6.290%, 6/9/05 ......................................................      181,359
   563,000   FNMA, 6.350%, 6/10/05 .....................................................      567,281
   100,000   FHLB, 2.275%, 6/15/05 .....................................................       99,896
   913,446   Overseas Private Investment Corp, 2.550%, 6/15/05 .........................      930,979
                                                                                           ----------
             TOTAL INVESTMENT SECURITIES ...............................................   $6,362,058
                                                                                           ----------

-----------------------------------------------------------------------------------------------------
   FACE
  AMOUNT     REPURCHASE AGREEMENTS - 27.9%                                                    VALUE
-----------------------------------------------------------------------------------------------------
$1,477,000   Morgan Stanley Dean Witter Inc 2.81% dated 03/31/05 due 04/01/05 repurchase proceeds $1,477,000 (Collateralized by $860,000 FNMA
               Discount Note due 04/15/05 fair value $859,054 and $650,000 FNMA
               Discount Note due 05/11/05 fair value $647,920) .........................   $1,477,000
 1,000,000   Nesbitt Burns Securities Inc 2.78% dated 03/31/05 due 04/01/05 repurchase proceeds $1,000,000 (Collateralized by $1,025,000
               US Treasury Note 2.25% due 04/30/06 fair value $1,020,249) ..............    1,000,000
                                                                                           ----------
             TOTAL REPURCHASE AGREEMENTS ...............................................   $2,477,000
                                                                                           ----------

             TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS - 99.7%
             (Amortized Cost $8,839,058) ...............................................   $8,839,058

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% ..............................       30,294
                                                                                           ----------

             NET ASSETS - 100.0% .......................................................   $8,869,352
                                                                                           ==========

See accompanying notes to portfolios of investments and notes to financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================

  Principal
   Amount      INVESTMENT SECURITIES - 97.4%                                                     VALUE
---------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 14.9%
$    500,000   Gannett Company Inc, 4.950%, 4/1/05 .......................................   $    500,000
     590,000   Bank of America Corp, 7.625%, 4/15/05 .....................................        591,241
     250,000   Northwest Financial Inc, 7.500%, 4/15/05 ..................................        250,496
   1,253,000   PNC Bank, 7.875%, 4/15/05 .................................................      1,255,662
     200,000   Bankers Trust Corp, 8.250%, 5/1/05 ........................................        200,899
     375,000   Associates Corp, 5.960%, 5/15/05 ..........................................        375,000
     615,000   National City Corp, 7.200%, 5/15/05 .......................................        618,510
   1,408,000   National Rural Utilities, 6.125%, 5/15/05 .................................      1,414,191
     204,000   ABN AMRO Bank, 7.250%, 5/31/05 ............................................        205,509
   6,200,000   Key Bank, 7.250%, 6/1/05 ..................................................      6,247,304
     131,000   Wachovia Corp, 6.800%, 6/1/05 .............................................        131,794
     179,000   Wells Fargo Company, 6.500%, 6/1/05 .......................................        180,007
     100,000   Merrill Lynch & Company, 4.200%, 6/13/05 ..................................        100,202
     100,000   Caterpillar Financial Services Corp, 5.500%, 6/15/05 ......................        100,630
     485,000   Mellon Funding Corp, 7.500%, 6/15/05 ......................................        489,235
     410,000   Banc One Corp, 7.000%, 7/15/05 ............................................        415,368
     425,000   Bear Stearns Company Inc, 6.250%, 7/15/05 .................................        430,317
     325,000   First Union Corp, 6.625%, 7/15/05 .........................................        329,098
     152,000   Wells Fargo & Company, 4.800%, 7/29/05 ....................................        152,794
     460,000   Bank One Corp, 7.625%, 8/1/05 .............................................        467,345
     705,000   First Union Corp, 7.050%, 8/1/05 ..........................................        715,951
     380,000   Mellon Bank NA, 6.500%, 8/1/05 ............................................        383,974
     120,000   Bankers Trust Corp, 7.625%, 8/15/05 .......................................        122,350
   1,426,000   Chubb Corp, 6.150%, 8/15/05 ...............................................      1,442,732
     185,000   Citicorp, 6.750%, 8/15/05 .................................................        187,476
     100,000   Citicorp, 7.125%, 9/1/05 ..................................................        101,458
   1,000,000   Bank of Montreal, 6.100%, 9/15/05 .........................................      1,013,832
     329,000   Citigroup Inc, 6.625%, 9/15/05 ............................................        333,922
     549,000   Fleetboston Financial Corp, 7.250%, 9/15/05 ...............................        559,266
     100,000   Wachovia Corp, 6.875%, 9/15/05 ............................................        101,607
     250,000   National Rural Utilities, 6.650%, 10/1/05 .................................        255,038
     305,000   General Electric Cap Corp, 2.990%, 10/3/05 ................................        304,347
     555,000   Caterpillar Financial Services Corp, 4.500%, 10/15/05 .....................        558,438
     100,000   Alabama Power Company, 5.490%, 11/1/05 ....................................        101,050
     310,000   JP Morgan Chase & Company, 6.000%, 11/1/05 ................................        314,893
     540,000   Regions Financial Corp, 6.750%, 11/1/05 ...................................        550,642
     110,000   Old Kent Financial Corp, 6.625%, 11/15/05 .................................        112,348
     600,000   Chevrontexaco Corp 144A, 0.000%, 11/17/05 .................................        587,135
     500,000   General Electric Cap Corp, 5.125%, 11/23/05 ...............................        504,822
     350,000   Florida Power & Light, 6.875%, 12/1/05 ....................................        357,563
     178,000   JP Morgan & Company, 6.250%, 12/15/05 .....................................        181,849
     110,000   Morgan Stanley, 6.300%, 1/15/06 ...........................................        112,227
     110,000   Bank One Corp, 6.500%, 2/1/06 .............................................        112,398
     800,000   Georgia Power Company, 6.200%, 2/1/06 .....................................        819,255
     250,000   Bank of America Corp, 6.200%, 2/15/06 .....................................        255,528
     225,000   National Rural Utilities, 3.000%, 2/15/06 .................................        224,133
     455,000   Bank of America Corp, 6.500%, 3/15/06 .....................................        467,771

Money Market Fund
(Continued)
================================================================================

  PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 97.4% (CONTINUED)                                         VALUE
---------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 14.9% (Continued)
$    300,000   Wachovia Corp, 7.000%, 3/15/06 ............................................   $    309,465
     304,000   Fleetboston Financial Corp, 7.125%, 4/15/06 ...............................        314,147
                                                                                             ------------
               TOTAL CORPORATE BONDS .....................................................   $ 25,861,219
                                                                                             ------------

               VARIABLE RATE DEMAND NOTES - 71.4%
$    530,000   Monroe Co NY IDA, 3.010%, 4/1/05 ..........................................   $    530,000
   3,100,000   Washington St MFH (Woodland), 2.900%, 4/1/05 ..............................      3,100,000
     400,000   Alachua Co FL HFA MFH Rev (Brookside Apts), 2.960%, 4/7/05 ................        400,000
     540,000   American Watchmakers Institute, 3.060%, 4/7/05 ............................        540,000
   3,000,000   Astra Products of Ohio, 2.950%, 4/7/05 ....................................      3,000,000
   2,765,000   Baldwin Bone & Joint Med Ctr LLC, 3.070%, 4/7/05 ..........................      2,765,000
   3,705,000   Beckett Ridge Golf Club, 2.950%, 4/7/05 ...................................      3,705,000
     375,000   Berks Cardiologists, 3.060%, 4/7/05 .......................................        375,000
     900,000   Berks Co PA IDA Rev, 2.980%, 4/7/05 .......................................        900,000
     715,000   Brundidge AL Combined Utilities Rev, 3.610%, 4/7/05 .......................        715,000
     100,000   California Infrast & Econ Dev Bk Rev, 2.960%, 4/7/05 ......................        100,000
     430,000   California Pollution Control Fin Auth, 3.110%, 4/7/05 .....................        430,000
     400,000   California Statewide Cmntys Dev Auth MFH Rev, 2.970%, 4/7/05 ..............        400,000
     400,000   California Statewide Cmntys Dev Auth Rev (Canyon Hsg), 2.970%, 4/7/05 .....        400,000
     440,000   California Statewide Cmntys Dev Auth Rev (Cypress Villas), 2.970%, 4/7/05 .        440,000
     495,000   California Statewide Cmntys Dev Auth Rev
               (Oakmont of Stockton LLC), 3.020%, 4/7/05 .................................        495,000
     625,000   Carmel IN IDR (Telamon Corp) Ser 1996 B, 3.030%, 4/7/05 ...................        625,000
     675,000   Carmel IN IDR (Telemon Corp), 3.030%, 4/7/05 ..............................        675,000
   1,245,000   Century Motors Acura (Elizabeth Connelley Trust), 2.970%, 4/7/05 ..........      1,245,000
   1,000,000   Century Motors VW (Elizabeth Connelley Trust), 2.970%, 4/7/05 .............      1,000,000
   4,400,000   Class B Revenue Bond Ctf Ser 2004-2, 3.270%, 4/7/05 .......................      4,400,000
     335,000   Colorado HFA EDR (Super Vacuum Mfg Company), 2.930%, 4/7/05 ...............        335,000
   1,070,000   Community Christian Schools Inc, 2.950%, 4/7/05 ...........................      1,070,000
     300,000   Connelly / Brueshaber Partnership, 3.020%, 4/7/05 .........................        300,000
     620,000   Corp Finance Managers, 2.900%, 4/7/05 .....................................        620,000
   3,210,000   Cunat Brothers Inc (William St Apt), 3.050%, 4/7/05 .......................      3,210,000
     420,000   Cunat Capital Corp (FawnRidge), 3.100%, 4/7/05 ............................        420,000
     700,000   CWB Investment LLC, 3.010%, 4/7/05 ........................................        700,000
     180,000   Denver LLC, 3.070%, 4/7/05 ................................................        180,000
     395,000   Diamond Dev Group Inc, 3.070%, 4/7/05 .....................................        395,000
   2,565,000   Diaz-Upton LLC, 2.950%, 4/7/05 ............................................      2,565,000
   1,550,000   Ducky Properties LLC, 3.000%, 4/7/05 ......................................      1,550,000
     500,000   Eden Prairie MN IDR (SWB LLC), 3.350%, 4/7/05 .............................        500,000
     300,000   Employers Resource Associates Inc, 2.970%, 4/7/05 .........................        300,000
   5,460,000   Erdman & Ziegler Capital, 3.010%, 4/7/05 ..................................      5,460,000
     683,000   Fitch Denney Funeral Home, 3.010%, 4/7/05 .................................        683,000
     500,000   Florida HFC MFH (Avalon Reserve), 2.960%, 4/7/05 ..........................        500,000
     385,000   Florida HFC Rev (Valencia), 2.960%, 4/7/05 ................................        385,000
     918,000   Genesee Co MI GO Notes, 3.010%, 4/7/05 ....................................        918,000
     700,000   Green Valley Church (Birmingham), 2.950%, 4/7/05 ..........................        700,000
     337,000   Greencastle IN EDR (Round Barn Manor Apt), 2.980%, 4/7/05 .................        337,000
   1,150,000   Greenville SC Mem Aud Dist Pub Fac Corp (Bi-Lo Ctr), 2.960%, 4/7/05 .......      1,150,000
     300,000   Illinois Dev Fin Auth Indl Rev, 3.150%, 4/7/05 ............................        300,000

MONEY MARKET FUND
(CONTINUED)
================================================================================

  PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 97.4% (CONTINUED)                                         VALUE
---------------------------------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 71.4% (CONTINUED)
$    255,000   Jefferson Co KY Student Hsg (ULH Inc), 3.360%, 4/7/05 .....................   $    255,000
   5,010,000   JJJ Home Product Center, 2.920%, 4/7/05 ...................................      5,010,000
   2,615,000   Louisiana HFA MFH Rev (Restoration Baton Rouge), 3.030%, 4/7/05 ...........      2,615,000
   3,455,000   Louisiana Loc Govt Environmental Fac (Bioset Shreveport), 3.010%, 4/7/05 ..      3,455,000
     370,000   Macatawa Capital, 3.030%, 4/7/05 ..........................................        370,000
   3,865,000   Medical Realty Group, 2.990%, 4/7/05 ......................................      3,865,000
     900,000   Melrose Supply Sales Corp, 3.070%, 4/7/05 .................................        900,000
     500,000   Miami River Stone Company, 3.020%, 4/7/05 .................................        500,000
   2,910,000   Miarko Inc, 3.010%, 4/7/05 ................................................      2,910,000
   3,440,000   Michigan St Strategic Fd Ltd Rev, 2.930%, 4/7/05 ..........................      3,440,000
     800,000   Miklin Industries LLC, 3.010%, 4/7/05 .....................................        800,000
      25,000   Milwaukee WI Redev Auth (Palermo Villa), 2.840%, 4/7/05 ...................         25,000
     355,000   Monroe Co NY IDR (Rochester Inst), 3.000%, 4/7/05 .........................        355,000
     860,000   Montgomery Co NY IDA Rev (CNB Fin Corp), 3.010%, 4/7/05 ...................        860,000
   1,750,000   Mountain St University Inc WV Rev, 3.010%, 4/7/05 .........................      1,750,000
     625,000   MU LLC Taxable Notes, 3.060%, 4/7/05 ......................................        625,000
     125,000   New Jersey EDA EDR, 3.060%, 4/7/05 ........................................        125,000
     400,000   New York NY IDA Civic Fac Rev, 2.970%, 4/7/05 .............................        400,000
   1,415,000   Oklahoma Co OK Fin Auth IDR (Factory Direct), 3.110%, 4/7/05 ..............      1,415,000
     440,000   Orange Co FL IDA Rev (Christian Prison Ministry), 3.610%, 4/7/05 ..........        440,000
   3,560,000   Pebble Creek Golf LLC, 3.010%, 4/7/05 .....................................      3,560,000
     290,000   Pennsylvania St Higher Edl Facs Auth Rev, 3.300%, 4/7/05 ..................        290,000
     830,000   Revenue Bond Ctf Ser (Castlegate), 3.270%, 4/7/05 .........................        830,000
     600,000   Revenue Bond Ctf Ser 2004-10 (Pebble Brook), 3.360%, 4/7/05 ...............        600,000
   3,920,000   Revenue Bond Ctf Ser 2004-14 (Centennial East Apts), 3.260%, 4/7/05 .......      3,920,000
   3,990,000   Revenue Bond Ctf Ser 2004-15 (Centennial East II Apts), 3.260%, 4/7/05 ....      3,990,000
   1,200,000   Revenue Bond Ctf Ser 2004-8 (Heather Lane), 3.360%, 4/7/05 ................      1,200,000
   2,155,000   Revenue Bond Ctf Ser 2004-12 (Timber Lake Apts), 3.360%, 4/7/05 ...........      2,155,000
   1,750,000   Revenue Bond Ctf Ser 2004-19 (The Landings), 3.360%, 4/7/05 ...............      1,750,000
      85,000   Rhode Island St IDR (Gardener Specialty), 2.840%, 4/7/05 ..................         85,000
     300,000   Riverhead NY IDA IDR (Atlantis Marine), 2.930%, 4/7/05 ....................        300,000
      95,000   Riverside Co CA IDA IDR (Advance Business), 2.950%, 4/7/05 ................         95,000
   5,240,000   Shehata Said & Shehata, 3.010%, 4/7/05 ....................................      5,240,000
   5,375,000   Springfield MO Redev Auth Rev (Univ Plaza Hotel), 3.060%, 4/7/05 ..........      5,375,000
     100,000   St Charles Co MO IDA IDR, 3.100%, 4/7/05 ..................................        100,000
     340,000   St Charles Co MO IDA Rev (Austin Co), 3.050%, 4/7/05 ......................        340,000
      90,000   Suffolk Co NY IDR Civic Fac, 2.970%, 4/7/05 ...............................         90,000
   3,250,000   Sycamore Creek Country Club Ser 2003, 3.010%, 4/7/05 ......................      3,250,000
     855,000   Tahoe LLC, 3.000%, 4/7/05 .................................................        855,000
     300,000   Terre Haute IN Intl Arprt Auth Rev (Tri Aerospace), 3.160%, 4/7/05 ........        300,000
     600,000   Texas Student Hsg & Cmnty Affairs MFH (Post Oak), 2.970%, 4/7/05 ..........        600,000
   3,735,000   Trinity Baptist Church, 2.890%, 4/7/05 ....................................      3,735,000
     530,000   Vermont HFA Student Hsg (West Block), 2.960%, 4/7/05 ......................        530,000
     500,000   Vista Funding Corp 1996C, 3.020%, 4/7/05 ..................................        500,000
   1,365,000   VP Pack LLC, 3.010%, 4/7/05 ...............................................      1,365,000
     500,000   Washington St HFC MFH (Carlyle Care Ctr), 2.900%, 4/7/05 ..................        500,000
     300,000   Washington St HFC MFH (Rolling Hills), 2.900%, 4/7/05 .....................        300,000
   1,000,000   West Covina CA PFA Tax Allocation Rev, 2.930%, 4/7/05 .....................      1,000,000
     960,000   WH Properites LTD, 3.020%, 4/7/05 .........................................        960,000

MONEY MARKET FUND
(CONTINUED)
================================================================================

  PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 97.4% (CONTINUED)                                         VALUE
---------------------------------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 71.4% (CONTINUED)
$    300,000   Wilminton Iron & Metal Company, 2.940%, 4/7/05 ............................   $    300,000
     540,000   Zecc Investments LLP, 3.060%, 4/7/05 ......................................        540,000
      25,000   Illinois IDR Fin Auth (Processing Tech), 2.840%, 8/1/05 ...................         25,000
     190,000   Richmond TX Higher Educ Fin (Bayou-Houston), 3.010%, 8/1/05 ...............        190,000
                                                                                             ------------
               TOTAL VARIABLE RATE DEMAND NOTES ..........................................   $123,803,000
                                                                                             ------------

               TAXABLE MUNICIPAL BONDS - 7.2%
$  1,230,000   American Muni Pwr OH Inc (Gorsuch Station), 1.650%, 4/1/05 ................   $  1,230,000
     630,000   Highland Co OH GO BANS, 2.600%, 4/7/05 ....................................        630,087
     325,000   Lower Colorado River Auth Tex Rev, 6.920%, 5/15/05 ........................        326,841
     745,000   California Statewide Cmnyts Dev Auth Rev, 2.650%, 6/1/05 ..................        745,000
     890,000   Darke Co OH GO BANS, 3.390%, 7/13/05 ......................................        890,959
   1,000,000   Connecticut St Dev Auth, 2.350%, 8/15/05 ..................................      1,000,000
     140,000   Fresno Co CA Pension, 6.170%, 8/15/05 .....................................        141,940
     175,000   Sacramento Co CA Pension Funding Ser A, 6.680%, 8/15/05 ...................        177,126
   2,365,000   Michigan Pub Edl Facs Auth Rev, 2.070%, 9/1/05 ............................      2,365,000
     650,000   Gateway EDC Gtr Cleveland OH Stadium Rev, 2.450%, 9/15/05 .................        650,000
   1,000,000   Lebanon OH BANS, 2.700%, 9/21/05 ..........................................      1,000,230
     500,000   Howard Suamico WI Sch Dist, 3.100%, 10/25/05 ..............................        500,000
     375,000   Cleveland OH EDR, 2.700%, 12/1/05 .........................................        374,948
     595,000   Chicago IL GO, 2.560%, 1/1/06 .............................................        590,542
   1,000,000   Minneapolis & St Paul MN Met Arpts, 6.250%, 1/1/06 ........................      1,022,439
     800,000   Chardon OH GO BANS, 3.620%, 2/15/06 .......................................        800,000
                                                                                             ------------
               TOTAL TAXABLE MUNICIPAL BONDS .............................................   $ 12,445,112
                                                                                             ------------

               COMMERCIAL PAPER - 4.0%
$  7,000,000   UBS Finance Delaware LLC, .000%, 4/1/05 ...................................   $  7,000,000
                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 97.4% .......................................   $169,109,331
                                                                                             ------------

---------------------------------------------------------------------------------------------------------
     FACE
    AMOUNT     REPURCHASE AGREEMENTS - 2.3%                                                      VALUE
---------------------------------------------------------------------------------------------------------
$  3,914,000   Morgan Stanley Dean Witter Inc 2.81% dated 03/31/05 due 04/01/05 repurchase proceeds $3,914,000 (Collateralized by $1,345,000 FNMA
                 Discount Note due 05/20/05 fair value $1,339,755 and $2,685,000 FNMA
                 Discount Note fair value $2,659,224) ....................................   $  3,914,000
                                                                                             ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS - 99.7%
               (Amortized Cost $173,023,331) .............................................   $173,023,331

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% ..............................        441,081
                                                                                             ------------

               NET ASSETS - 100.0% .......................................................   $173,464,412
                                                                                             ============

See accompanying notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================

 PRINCIPAL
  AMOUNT      INVESTMENT SECURITIES - 87.2%                             VALUE
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.5%
$   800,000   Overseas Private Investment Corp, 2.800%, 4/6/05 ...   $   800,000
  3,255,814   Overseas Private Investment Corp, 2.850%, 4/6/05 ...     3,255,815
    800,000   FHLB, 1.300%, 4/11/05 ..............................       799,705
    100,000   FHLB, 4.375%, 4/11/05 ..............................       100,084
    345,000   FHLB, 1.380%, 4/15/05 ..............................       344,833
    500,000   FHLB, 4.260%, 4/15/05 ..............................       500,430
    125,000   FHLB, 5.850%, 4/15/05 ..............................       125,175
    250,000   FHLB, 4.120%, 4/22/05 ..............................       250,303
    100,000   FHLB, 6.100%, 4/28/05 ..............................       100,286
    385,000   FHLB, 1.625%, 5/3/05 ...............................       384,866
    475,000   FNMA, 7.160%, 5/11/05 ..............................       477,573
    425,000   FHLB, 5.250%, 5/13/05 ..............................       426,273
    500,000   FHLB, 7.250%, 5/13/05 ..............................       502,557
    150,000   FNMA Discount Note, 5/27/05 ........................       149,382
    600,000   FHLB, 6.290%, 6/9/05 ...............................       604,063
    500,000   FFCB, 5.850%, 6/10/05 ..............................       503,590
    450,000   FHLB, 5.950%, 6/13/05 ..............................       453,300
  1,370,170   Overseas Private Investment Corp, 2.550%, 6/15/05 ..     1,396,469
    135,000   FFCB, 5.800%, 6/17/05 ..............................       135,862
    500,000   FHLB, 2.080%, 6/20/05 ..............................       499,976
    500,000   FHLMC, 1.750%, 6/28/05 .............................       498,747
    225,000   FHLB, 6.390%, 7/5/05 ...............................       227,079
    100,000   FFCB, 2.070%, 7/6/05 ...............................        99,933
    140,000   FNMA, 1.510%, 7/6/05 ...............................       139,504
    643,000   FNMA, 7.000%, 7/15/05 ..............................       650,596
    300,000   FHLB, 1.640%, 8/1/05 ...............................       298,850
    200,000   FHLB, 3.250%, 8/15/05 ..............................       200,277
    100,000   FNMA, 6.850%, 8/22/05 ..............................       101,512
    185,000   FHLB, 1.660%, 8/24/05 ..............................       184,496
    155,000   FHLB, 2.040%, 8/25/05 ..............................       154,806
    200,000   FHLB, 2.000%, 9/16/05 ..............................       199,131
    500,000   FHLB, 5.450%, 10/19/05 .............................       506,817
    205,000   FHLMC, 2.300%, 11/17/05 ............................       204,140
    215,000   FHLB, 6.500%, 11/29/05 .............................       219,888
    115,000   FNMA, 5.940%, 12/12/05 .............................       117,211
    175,000   FFCB, 5.250%, 12/28/05 .............................       177,843
                                                                     -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...........   $15,791,372
                                                                     -----------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================

 PRINCIPAL
  AMOUNT      INVESTMENT SECURITIES - 87.2% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 18.7%
$ 1,350,000   Florida Hsg Fin Corp Rev (Tuscany)
                Guarantor: FNMA, 2.960%, 4/7/05 ..................   $ 1,350,000
  1,650,000   Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts)
                Guarantor: FNMA, 2.920%, 4/7/05 ..................     1,650,000
  1,300,000   Simi Valley CA Hsg MFH Rev (Parker Ranch)
                Guarantor: FNMA, 2.920%, 4/7/05 ..................     1,300,000
                                                                     -----------
              TOTAL VARIABLE RATE DEMAND NOTES ...................   $ 4,300,000
                                                                     -----------

--------------------------------------------------------------------------------
    FACE
   AMOUNT     REPURCHASE AGREEMENTS - 12.3%                             VALUE
--------------------------------------------------------------------------------
$ 2,821,000   Morgan Stanley Dean Witter Inc 2.81% dated 03/31/05
                due 04/01/05 repurchase proceeds $2,821,000
                (Collateralized by $2,890,000 FNMA Discount Note
                due 05/20/05 fair value $2,878,729) ..............   $ 2,821,000
                                                                     -----------

              TOTAL INVESTMENT SECURITIES AND
                REPURCHASE AGREEMENTS - 99.5%
                (Amortized Cost $22,912,372) .....................   $22,912,372

              LIABILITIES IN EXCESS OF OTHER ASSETS - 0.5% .......       113,420
                                                                     -----------

              NET ASSETS - 100.0% ................................   $23,025,792
                                                                     ===========

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================

REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

ADJUSTABLE RATE PUT BONDS

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
EDA - Economic Development Authority
EDC - Economic Development Community
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Coporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
PFA - Public Finance Authority
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers

Touchstone Investments

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)
--------------------------------------------------------------------------------
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133

[LOGO] TOUCHSTONE
       INVESTMENTS
                                                                    ------------
                                                                    TSF-264-0503
                                                                    ------------

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  June 6, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  June 6, 2005

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  June 6, 2005